                                           Registration No.  2-49887
                                           File No.  811-2454

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Pre-Effective Amendment No. __                                       [   ]

Post-Effective Amendment No. 66                                      [X]

                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANYACT OF 1940       [X]

Amendment No. 35                                                     [X]

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                                        OPPENHEIMER MONEY MARKET FUND, INC.

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                        (Exact Name of Registrant as Specified in Charter)

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                  6803 South Tucson Way, Centennial, Colorado 80112-3924

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                   (Address of Principal Executive Offices) (Zip Code)

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                                                  (303) 768-3200
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                 (Registrant's Telephone Number, including Area Code)

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                                               Robert G. Zack, Esq.
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                                              OppenheimerFunds, Inc.
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                                   498 Seventh Avenue, New York, New York 10018
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [X]      on September 24, 2003 pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[   ]    This  post-effective  amendment  designates a new  effective  date for a previously  filed  post-effective amendment.

Oppenheimer
Money Market Fund, Inc.

Prospectus dated September 24, 2003

Oppenheimer Money Market Fund, Inc. is a money market mutual fund. Its objective is to seek the maximum  current  income that is  consistent  with  stability  of
principal.   The  Fund  invests  in  short-term,   high-quality  "money  market"
instruments.

This Prospectus contains important  information about the Fund's objective,  its
investment   policies,   strategies  and  risks.  It  also  contains   important
information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this Prospectus  carefully  before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this Prospectus is
accurate or complete. It is a criminal offense to
represent otherwise.

                                              (OppenheimerFunds logo)

CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Principal Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink

                  OppenheimerFunds Internet Website

                  Retirement Plans

                  How to Sell Shares
                  By Wire

                  By Checkwriting

                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Strategies

WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund's  objective is to seek the maximum current income that is consistent with stability of principal.

WHAT DOES THE FUND INVEST IN? The Fund is a money market  fund.  It invests in a variety of high-quality  money market  instruments to seek income.  Money market instruments  are  short-term  debt  instruments  issued by the U.S.  government, domestic and foreign corporations and financial institutions and other entities.
They include, for example, bank obligations,  repurchase agreements,  commercial paper, other corporate debt obligations and government debt obligations.

     To be considered "high-quality," generally they must be rated in one of the
two   highest   credit-quality   categories   for   short-term   securities   by
nationally-recognized rating services. If unrated, a security must be determined by  the  Fund's  investment  manager  to  be  of  comparable  quality  to  rated securities.

WHO IS THE FUND  DESIGNED  FOR? The Fund is designed for  investors  who want to earn income at current  money market rates while  preserving  the value of their investment,  because  the Fund  tries to keep its share  price  stable at $1.00.
Income on  short-term  securities  tends to be lower than  income on longer term debt  securities,  so the Fund's  yield  will  likely be lower than the yield on longer-term  fixed income funds.  The Fund also offers easy access to your money through  checkwriting and wire redemption  privileges.  The Fund does not invest for the purpose of seeking  capital  appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Fund

     All  investments  carry risks to some degree.  The Fund's  investments  are subject to changes in their  value from a number of  factors,  described  below.
There is also the risk that the value of your  investment  could be eroded  over time by the effects of inflation and that poor security  selection by the Fund's investment Manager, OppenheimerFunds,  Inc., will cause the Fund to underperform other funds having similar objectives.

     There are risks  that any of the  Fund's  holdings  could  have its  credit rating  downgraded,  or the issuer could  default,  or that interest rates could rise sharply,  causing the value of the Fund's investments (and its share price)
to fall.  As a result,  there is a risk that the Fund's  shares could fall below
$1.00 per share.

     An  investment  in the Fund is not  insured or  guaranteed  by the  Federal
Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to  preserve  the  value of your  investment  at $1.00  per  share,  it is possible to lose money by investing in the Fund.  If there is a high  redemption demand for the Fund's  shares  that was not  anticipated,  portfolio  securities might have to be sold prior to their maturity at a loss.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the last 10 calendar  years and by showing the average  annual total returns for the
1-, 5- and 10- year periods.  Variability of returns is one measure of the risks of investing in a money market fund. The Fund's past investment performance does not predict how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For  the  period  from  1/1/03  through  6/30/03,  the  cumulative  return  (not annualized)  was 0.31%.  During the period  shown in the bar chart,  the highest return (not  annualized) for a calendar  quarter was 1.52% (3rd and 4th Qtr '00)
and the lowest return (not annualized) for a calendar quarter was 0.30% (4th Qtr
`02).

Average Annual Total Returns
for the periods
ended December 31, 2003       1 Year          5 Years               10 Years

Fund Shares                   1.35%            4.11%                 4.21%

The returns  measure the  performance of a hypothetical  account and assume that all distributions have been reinvested in additional shares.

The total  returns  are not the Fund's  current  yield.  The  Fund's  yield more closely reflects the Fund's current earnings. To obtain the Fund's current 7-day yield  information,  please call the Transfer Agent  toll-free at 1.800.CALL OPP
(225.5677).

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly for management of its assets,  administration  and other  services.  Those  expenses  are  subtracted  from the  Fund's  assets  to calculate the Fund's net asset values per share. All shareholders  therefore pay those expenses  indirectly.  The numbers below are based on the Fund's  expenses during its fiscal year ended July 31, 2003.

Shareholder  Fees.  The Fund does not charge  any  initial  sales  charge to buy shares or to reinvest  dividends.  There are no exchange fees or redemption fees and no  contingent  deferred  sales  charges  (unless  you buy  Fund  shares  by exchanging Class A shares of other Oppenheimer funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

Management Fees                                       0.41%

Distribution (12b-1) Fees                             None

Other Expenses                                        0.31%

Total Annual Operating Expenses                       0.72%

"Other expenses" in the table include  transfer agent fees,  custodial fees, and accounting  and legal  expenses  the Fund pays.  The Fund's  transfer  agent has voluntarily  agreed to limit transfer and  shareholder  servicing  agent fees to
0.35% per annum. That undertaking may be amended or withdrawn at any time.

EXAMPLE.  The  following  example is  intended  to help you  compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time  periods  indicated  and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher  or  lower,  because  expenses  will  vary  over  time.  Based  on  these assumptions  your expenses  would be as follows,  whether or not you redeem your investment at the end of each period:

1 Year                 3 Years            5 Years                     10 Years

 $74                    $230               $401                         $894

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT  POLICIES.  The Fund invests in short-term money market  securities  meeting  quality  standards  established  by  its  Board  of
Directors as well as rules that apply to money market funds under the Investment
Company Act. The  Statement of  Additional  Information  contains  more detailed information about the Fund's investment policies and risks.

     The  Manager  tries to  reduce  risks by  diversifying  investments  and by carefully  researching  investments  before they are purchased.  The rate of the
Fund's income will vary from day to day, generally reflecting changes in overall short-term  interest rates. There is no assurance that the Fund will achieve its investment objective.

What  Does the Fund  Invest  In?  Money  market  instruments  are  high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates. All of the Fund's money market  investments must meet the special quality and maturity  requirements set under the Investment  Company Act and the special standards set by the Fund's Board,  described  briefly below. The following is a brief  description  of the types of money market  securities the Fund may invest
in. o U.S. Government Securities. These include obligations issued or guaranteed by the U.S.  Government  or any of its agencies or  instrumentalities.  Some are direct  obligations  of the U.S.  Treasury,  such as Treasury  bills,  notes and bonds,  and are  supported  by the full faith and  credit of the United  States.
Other U.S. government  securities,  such as pass-through  certificates issued by the Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S.  government.  Some  government  securities agencies or  instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S.  Treasury,  such as  securities of Federal
National Mortgage  Association (Fannie Mae). Others may be supported only by the credit of the instrumentality, such as obligations of Federal Home Loan Mortgage
Corporation  (Freddie Mac). o Bank Obligations.  The Fund can buy time deposits, certificates  of deposit and bankers'  acceptances.  These  obligations  must be denominated  in U.S.  dollars,  even if issued by a foreign  bank.  o Commercial
Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other  financial  firm. The Fund may buy commercial  paper only if it matures in nine months or less from the date of purchase. o Corporate
Debt  Obligations.  The  Fund can  invest  in other  short-term  corporate  debt obligations,  besides commercial paper, that at the time of purchase by the Fund meets the Fund's  quality  standards,  described  below.  o Other  Money  Market
Obligations.  The Fund may invest in money market  obligations  other than those listed above if they are subject to  repurchase  agreements  or guaranteed as to their  principal and interest by a  corporation  whose  commercial  paper may be purchased by the Fund or by a domestic bank. The bank must meet credit  criteria set by the Fund's Board of Directors.

     Additionally,  the Fund may buy other  money  market  instruments  that its
Board  of   Directors   approves   from   time  to  time.   They  must  be  U.S.
dollar-denominated  short-term investments that the Board must determine to have minimal credit risks.

     Currently,  the Board  has  approved  the  purchase  of  dollar-denominated obligations of foreign banks payable in the U.S. or in other approved locations, floating or variable rate demand notes,  asset-backed securities,  and bank loan participation agreements.  Their purchase may be subject to restrictions adopted by the Board from time to time.  That  limitation  does not apply to  securities issued by foreign branches of U.S. banks.

WHAT CREDIT  QUALITY AND  MATURITY  STANDARDS  APPLY TO THE FUND'S  INVESTMENTS?
Money market  instruments  are subject to credit risk,  the risk that the issuer might not make timely  payments of interest on the  security or repay  principal when it is due. The Fund may buy only those  investments that meet standards set by the Board of  Directors  and in the  Investment  Company Act for money market funds.  The  Fund's  Board has  adopted  evaluation  procedures  for the  Fund's portfolio,  and the Manager has the responsibility to implement those procedures when selecting investments for the Fund.

     In general,  the Fund buys only  high-quality  investments that the Manager believes  present  minimal  credit risk at the time of purchase.  "High-quality"
investments are: o rated in one of the two highest  short-term rating categories of two national rating  organizations,  or o rated by one rating organization in one of its two highest rating  categories (if only one rating  organization  has rated the investment), or o unrated investments, subject to review by the Fund's
Board, that the Manager  determines are comparable in quality to the two highest rating categories.

     The  procedures  also  limit the amount of the  Fund's  assets  that can be invested in the  securities of any one issuer  (other than the U.S.  government, its agencies and  instrumentalities),  to spread the Fund's  investment risks. A security's maturity must not exceed 397 days. Finally, the Fund must maintain an average  portfolio  maturity of not more than 90 days,  to reduce  interest rate risks.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE. The Board of Directors
of the Fund may change  non-fundamental  policies without shareholder  approval, although significant changes will be described in amendments to this Prospectus.
Fundamental policies cannot be changed without the approval of a majority of the
Fund's  outstanding  voting  shares.  The  Fund's  investment   objective  is  a
fundamental policy. Some investment  restrictions that are fundamental  policies are listed in the Statement of Additional  Information.  An investment policy is
not   fundamental   unless  this  Prospectus  or  the  Statement  of  Additional
Information says that it is.

OTHER INVESTMENT  STRATEGIES.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Fund might not always use all of them.  These  techniques  involve  risks,  although  some of them are designed to help reduce  overall  investment or market  risks.  The Statement of
Additional Information contains more information about some of these practices.

Floating  Rate/Variable Rate Notes. The Fund can purchase notes with floating or variable  interest  rates.  Variable  rates are  adjustable  at stated  periodic intervals.  Floating rates are adjusted  automatically  according to a specified market rate or benchmark, such as the prime rate of a bank. If the maturity of a note is  greater  than 397  days,  it may be  purchased  only if it has a demand feature.  That feature must permit the Fund to recover the  principal  amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from  purchase.  Obligations of Foreign Banks and Foreign
Branches  of  U.S.  Banks.  The  Fund  can  invest  in  U.S.  dollar-denominated securities of foreign  banks that are payable in the U.S. or in other  locations approved by the Fund's Board. It can also buy  dollar-denominated  securities of foreign branches of U.S. banks. These securities have investment risks different from obligations of domestic  branches of U.S. banks.  Risks that may affect the bank's ability to pay its debt include: o political and economic developments in the country in which the bank or branch is located,  o imposition of withholding taxes on interest income payable on the securities, o seizure or nationalization of foreign deposits,  o the establishment of exchange control  regulations and o the adoption of other governmental restrictions that might affect the payment of principal and interest on those securities.

Additionally,  not all of the U.S. and state banking laws and  regulations  that apply to  domestic  banks  and that  are  designed  to  protect  depositors  and investors apply to foreign  branches of domestic  banks.  None of those U.S. and state regulations apply to foreign banks.  Bank Loan  Participation  Agreements.
The Fund can invest in bank loan participation agreements. They provide the Fund an undivided  interest in a loan made by the issuing bank in the  proportion the
Fund's interest bears to the total  principal  amount of the loan. In evaluating the risk of these  investments,  the Fund looks to the  creditworthiness  of the borrower or guarantor that is obligated to make principal and interest  payments on the loan.  Because the  participation  agreements are not rated the Fund will make the  determination  that the borrower or guarantor  has receive  short-term rating on a class of debt obligations (or any debt obligation within that class)
that is  comparable in priority and security  within the  underlying  loan.  The
Fund's investments in bank loan participation  agreements will be subject to the
Fund's limits on investments and illiquid securities.  Asset-Backed  Securities.
The Fund can invest in asset-backed investments.  These are fractional interests in  pools  of  consumer  loans  and  other  trade  receivables,  which  are  the obligations  of a number of different  parties.  The income from the  underlying pool is passed through to investors, such as the Fund.

These investments might be supported by a credit  enhancement,  such as a letter of credit, a guarantee or a preference right.  However,  the credit  enhancement generally  applies only to a fraction of the security's  value. If the issuer of the security has no security  interest in the related  collateral,  there is the risk  that  the  Fund  could  lose  money  if the  issuer  defaults.  Repurchase
Agreements.  The Fund may enter  into  repurchase  agreements.  In a  repurchase transaction,  the Fund buys a security and simultaneously sells it to the vendor
for  delivery  at  a  future   date.   Repurchase   agreements   must  be  fully
collateralized.  However,  if the vendor  fails to pay the  resale  price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its  ability  to do so.  There is no limit on the amount of the Fund's net assets  that may be subject to  repurchase agreements of 7 days or less.  Illiquid and Restricted  Securities.  Investments may be illiquid  because they do not have an active  trading  market,  making it difficult to value them or dispose of them  promptly at an acceptable  price.  A restricted  security  is one that has a  contractual  limit on  resale  or which cannot be sold publicly until it is registered  under federal  securities  laws.
The  Fund  will not  invest  more  than 10% of its net  assets  in  illiquid  or
restricted  securities.   That  limit  does  not  apply  to  certain  restricted
securities that are eligible for resale to qualified  institutional  purchasers.
The Manager  monitors  holdings of illiquid  securities  on an ongoing  basis to
determine  whether  to  sell  any  holdings  to  maintain  adequate   liquidity.
Difficulty  in selling a security may result in a loss to the Fund or additional costs.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and  handles  its day-to-day business. The Manager carries out its duties, subject to the policies established  by the Fund's  Board of  Directors,  under an  investment  advisory agreement  which states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

The Manager has  operated as an  investment  advisor  since  January  1960.  The
Manager and its  subsidiaries  and affiliates  managed more than $130 billion in assets as of June 30, 2003,  including other  Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New
York, NY 10018.

Portfolio Managers.  Carol E. Wolf and Barry D. Weiss are the portfolio managers and  are  Vice  Presidents  of  the  Fund.  They  are  the  persons  principally responsible for the day-to-day management of the Fund's portfolio.  Ms. Wolf has had this responsibility  since November 1988 and Mr. Weiss, since July 2001. Ms.
Wolf  is a  Senior  Vice  President  of the  Manager  and  Mr.  Weiss  is a Vice
President,  and each is an officer and  portfolio  manager of other  Oppenheimer funds. Prior to joining the Manager as Senior Credit Analyst in February,  2000,
Mr. Weiss held the  following  positions:  Associate  Director,  Fitch IBCA Inc.
(April 1998 - February 2000); News Director,  Fitch Investors Service (September
1996 -  April  1998);  Senior  Budget  Analyst,  City  of New  York,  Office  of
Management & Budget (February 1990 - September  1996).

Advisory Fees.

Under the Investment Advisory  Agreement,  the Fund pays the Manager an advisory fee at an annual  rate that  declines  on  additional  assets as the Fund grows:
0.45% of the first $500 million of aggregate net assets; 0.425% of the next $500 million of net assets;  0.40% of the next $500 million of net assets;  0.375% of the next $1.5 billion of net assets;  and 0.35% of average  annual net assets in excess of $3.0 billion. The Fund's management fee for the fiscal year ended July
31, 2003 was 0.41% of the Fund's average annual net assets.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares  several ways, as described  below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc.,  may  appoint  servicing  agents to accept purchase (and redemption) orders. The Distributor,  in its sole discretion,  may reject any purchase order for the Fund's shares.

     The Fund intends to be as fully invested as possible to maximize its yield.
Therefore,  newly-purchased shares normally will begin to accrue dividends after the Distributor accepts your purchase order,  starting on the business day after the Fund receives Federal Funds from your purchase payment.

     Buying Shares  Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.
Your dealer will place your order with the Distributor on your behalf.

o Guaranteed Payment Procedures.  Some broker-dealers may have arrangements with the  Distributor to enable them to place purchase orders for shares on a regular business  day and to  guarantee  that the  Fund's  custodian  bank will  receive
Federal  Funds to pay for the shares by 2:00 P.M. on the next  regular  business day. The shares will start to accrue  dividends  starting on the day the Federal
Funds are received by 2:00 P.M.

Buying Shares Through the Distributor.  Complete an OppenheimerFunds New Account
Application and return it with a check payable to "OppenheimerFunds Distributor,
Inc." Mail it to P.O. Box 5270, Denver,  Colorado 80217. Your check should be in
U.S.  dollars and drawn on a U.S. bank so that dividends will begin to accrue on the next regular business day after the Distributor accepts your purchase order.
If you don't list a dealer on the application,  the Distributor will act as your agent in  buying  the  shares.  However,  we  recommend  that you  discuss  your investment  with a financial  advisor before you make a purchase to be sure that the Fund is  appropriate  for you.

o Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the  Distributor's  Wire Department at 1.800.225.5677 to notify the
Distributor of the wire and to receive further instructions.

o Buying Shares Through OppenheimerFunds  AccountLink. With AccountLink, you pay
for shares by electronic  funds  transfers  from your bank  account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated  Clearing House (ACH) system.  You can provide those  instructions automatically,  under an Asset Builder Plan,  described  below,  or by telephone instructions  using  OppenheimerFunds  PhoneLink,  also described below.  Please refer to  "AccountLink,"  below for more details.  Dividends  begin to accrue on shares  purchased  this way on the business day after the Fund  receives the ACH payment from your bank.

o Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund
(and up to four  other  Oppenheimer  funds)  automatically  each month from your account at a bank or other  financial  institution  under an Asset  Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement
of Additional Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST  INVEST?  In most  cases,  you can buy Fund shares  with  a  minimum  initial  investment  of  $1,000  and  make  additional investments  at any time  with as  little as $50.  There  are  reduced  minimums available under the following  special  investment plans: o If you establish one of the many types of retirement plan accounts that OppenheimerFunds offers, more fully  described under "Special  Investor  Services," you can start your account with as little as $500. o By using an Asset  Builder Plan or Automatic  Exchange
Plan  (details are in the Statement of  Additional  Information),  or government allotment  plan, you can make subsequent  investments  (after making the initial investment  of $500) for as little as $50.  For any type of account  established under one of these  plans prior to  November  1, 2002,  the  minimum  additional investment  will remain at $25. o The minimum  investment  requirement  does not apply to reinvesting  dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the  Transfer  Agent),  or  reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price which is the net asset value per share without any initial sales charge that applies. The net  asset  value per  share  will  normally  remain  fixed at $1.00 per  share.
However,  there is no guarantee the Fund will remain a stable net asset value of
$1.00 per share. The offering price that applies to a purchase order is based on the next  calculation  of the net asset  value per share  that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Net Asset Value. The Fund calculates  the net asset value of shares of the Fund each day, at 4:00 P.M., on each day The New York Stock Exchange  ("the  Exchange") on each day the Exchange is open for  trading  (referred  to in this  Prospectus  as a "regular  business day").  The Exchange  normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some days.  All references to time in this  Prospectus  mean "Eastern time."

The net asset value per share is  determined by dividing the value of the Fund's net assets attributable to a class by the number of shares that are outstanding.
Under a policy  adopted  by the  Fund's  Board of  Directors,  the Fund uses the amortized cost method to value its securities.

If, after the close of the principal market on which a security held by the Fund is traded,  and before the time the Fund's  securities  are priced  that day, an event  occurs that the Manager  deems  likely to cause a material  change in the value of such  security,  the  Fund's  Board of  Directors  has  authorized  the
Manager,  subject to the  Board's  review,  to  ascertain  a fair value for such security.  A security's  valuation  may differ  depending on the method used for determining value.

The Offering  Price. To receive the offering price for a particular day, in most cases the  Distributor  or its  designated  agent must receive your order by the time the  Exchange  closes that day. If your order is received on a day when the
Exchange  is closed or after it has  closed,  the order  will  receive  the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive  the  order  by  the  close  of  the  Exchange  and  transmit  it to the
Distributor so that it is received before the Distributor's close of business on a regular  business  day  (normally  5:00 P.M.) to receive  that day's  offering
price,   unless  your  dealer  has  made  alternative   arrangements   with  the
Distributor.  Otherwise,  the order will receive the next offering price that is determined.

WHAT CLASS OF SHARES DOES THE FUND OFFER. The Fund offers investors one class of shares.  Those  shares are  considered  to be Class A shares for the purposes of exchanging  them or reinvesting  dividends  among other  Oppenheimer  funds that offer more than one class of shares.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an  account  at a U.S.  bank  or  other  financial  institution.  It  must be an
Automated Clearing House (ACH) member. AccountLink lets you:

o transmit  funds  electronically  to purchase  shares by  telephone  (through a service  representative  or by PhoneLink) or  automatically  under Asset Builder
Plans, or

o have the Transfer Agent send redemption  proceeds or transmit dividends and distributions directly to your bank account.  Please call the Transfer Agent for more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change  of  bank  account  information  must  be  made  by  signature-guaranteed instructions  to the  Transfer  Agent  signed  by all  shareholders  who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables shareholders to perform a number of account  transactions  automatically using a touch-tone  phone.  PhoneLink  may be used on  already-established  Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.225.5677.

Purchasing  Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling  1.800.225.5677.  You must have established AccountLink privileges to link your bank  account  with the Fund to pay for  these  purchases.  Exchanging
Shares. With the OppenheimerFunds  Exchange Privilege,  described below, you can exchange  shares  automatically  by phone  from your  Fund  account  to  another
OppenheimerFunds  account you have  already  established  by calling the special
PhoneLink   number.   Selling  Shares.   You  can  redeem  shares  by  telephone
automatically  by  calling  the  PhoneLink  number  and the Fund  will  send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell
Shares," below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX. You may send  requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.225.5677 for information about which transactions may be handled this way.  Transaction  requests  submitted  by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account  balance,  on the  OppenheimerFunds  Internet  website,  at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed  in  the  account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares  automatically  or exchange them to another  OppenheimerFunds account on a regular  basis.  Please  call the  Transfer  Agent or  consult  the
Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE. If you redeem some or all of your Fund shares that were purchased by reinvesting  dividends from the Fund or another  Oppenheimer  funds account (except  Oppenheimer Cash Reserves) or by exchanging shares from another
Oppenheimer  funds account on which you paid a sales charge,  you have up to six months to reinvest all or part of the  redemption  proceeds in Class A shares of other Oppenheimer  funds without paying a sales charge.  You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy  shares  of the Fund for  your  retirement  plan account.  If you  participate  in a plan  sponsored by your  employer,  the plan trustee  or  administrator  must buy the  shares  for  your  plan  account.  The
Distributor also offers a number of different  retirement plans that individuals and  employers can use:  Individual  Retirement  Accounts  (IRAs.) These include regular IRAs,  Roth IRAs,  Simple IRAs and rollover  IRAs.  SEP-IRAs.  These are
Simplified   Employee   Pensions  Plan  IRAs  for  small   business   owners  or
self-employed  individuals.  403(b)(7)  Custodial Plans.  These are tax-deferred plans for  employees  of  eligible  tax-exempt  organizations,  such as schools,
hospitals  and  charitable  organizations.   401(k)  Plans.  These  are  special
retirement plans for businesses.  Pension and Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.

     Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your order is  received  in proper  form  (which  means that it must  comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell  your  shares  by  writing  a  letter,  by wire,  by using  the  Fund's checkwriting  privilege,  or  by  telephone.  You  can  also  set  up  Automatic
Withdrawal  Plans to redeem  shares on a regular  basis.  If you have  questions about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a  retirement plan  account,  please call the Transfer  Agent first,  at  1.800.225.5677,  for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following  redemption  requests must be in writing and must include a signature  guarantee (although there may be other situations that also require a signature guarantee):

o You wish to redeem more than $100,000 and receive a check

o The redemption check is not payable to all shareholders  listed on the account statement

o The  redemption  check is not sent to the  address  of record on your  account statement

o Shares are being transferred to a Fund account with a different owner or name

o Shares are being  redeemed  by someone  (such as an  Executor)  other than the owners.

Where Can You Have Your Signature  Guaranteed.  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions,  including: o a U.S. bank, trust company, credit union or savings association,  or o a foreign bank that has a U.S. correspondent bank, o a U.S. registered dealer or broker in securities,  municipal securities or government securities, or o a U.S. national securities exchange, a registered securities association or a clearing agency.

     If you are  signing  on  behalf  of a  corporation,  partnership  or  other business or as a fiduciary,  you must also include your title in the  signature.
Retirement  Plan  Accounts.  There are special  procedures  to sell shares in an
OppenheimerFunds  retirement  plan  account.  Call  the  Transfer  Agent  for  a distribution request form. Special income tax withholding  requirements apply to distributions  from retirement  plans.  You must submit a withholding  form with your  redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer holds your  retirement plan account for you in the name of the  plan,  you must ask the plan  trustee  or  administrator  to request the sale of the Fund  shares in your plan  account.  Sending  Redemption
Proceeds by Wire.  While the Fund  normally  sends your money by check,  you can arrange to have the  proceeds of the shares you sell sent by Federal  Funds wire to a bank account you designate.  It must be a commercial  bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each request.  To find out how to set up this  feature on your account or to arrange a wire,  call the Transfer  Agent at
1.800.225.5677.

CHECKWRITING.  To write checks against your Fund account, request that privilege on your account application,  or contact the Transfer Agent for signature cards.
They must be signed  (with a signature  guarantee)  by all owners of the account and  returned  to the  Transfer  Agent so that checks can be sent to you to use.
Shareholders  with joint  accounts can elect in writing to have checks paid over the  signature  of one  owner.  If you  previously  signed a  signature  card to establish  checkwriting in another  Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this Fund with the same  registration as the other account.

o Checks can be written to the order of whomever  you wish but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.

o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

o Checks  must be written  for at least $500.  Checks  written  below the stated
amount on the check will not be accepted.  However,  if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.

o Checks  cannot be paid if they are written for more than your  account  value.
Remember,  your  account  value  fluctuates  in value and you should not write a check close to the total account  value.

o You may not write a check that would  require  the Fund to redeem  shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.

o Don't use your  checks if you  changed  your Fund  account  number,  until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL. Write a letter of instruction that includes:

o Your name

o The Fund's name

o Your Fund account number (from your account statement)

o The dollar amount or number of shares to be redeemed

o Any special payment instructions

o Any share certificates for the shares you are selling

o The signatures of all registered  owners exactly as the account is registered,
and

o Any  special  documents  requested  by the  Transfer  Agent to  assure  proper authorization of the person asking to sell the shares.

Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217

Send courier or express mail requests to:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

HOW DO YOU SELL  SHARES BY  TELEPHONE.  You and your  dealer  representative  of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular  business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00
P.M.,  but may be  earlier on some days.  You may not redeem  shares  held in an
OppenheimerFunds  retirement  plan  account  or  under  a share  certificate  by telephone.

o To  redeem  shares  through  a  service  representative  or  automatically  on
PhoneLink, call 1.800.225.5677.

     Whichever  method you use,  you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any  seven-day  period.  The check must be payable to all owners of record of the  shares  and must be sent to the  address  on the  account  statement.  This service is not  available  within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone  redemption  proceeds  sent to a bank account  designated  when you establish  AccountLink.  Normally  the ACH transfer to your bank is initiated on the  business  day after the  redemption.  You do not receive  dividends  on the proceeds of the shares you redeemed while they are waiting to be transferred.

If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds  will  normally  be  transmitted  on the next  bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The Distributor has made  arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge for that  service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

Will I Pay a Sales Charge When I Sell My Shares.  The Fund does not charge a fee when you redeem shares of this Fund that you bought  directly or by  reinvesting
dividends  or  distributions  from  this  Fund  or  another   Oppenheimer  fund.
Generally, you will not pay a fee when you redeem shares of this Fund you bought by exchange of shares of another Oppenheimer fund. However,

o if you  bought  shares of this Fund by  exchanging  Class A shares of  another
Oppenheimer  fund that you  bought  subject to the Class A  contingent  deferred sales charge, and

o if those  shares  remain  subject to that Class A  contingent  deferred  sales charge when you exchange them into this Fund,

o then,  you will pay the  contingent  deferred sales charge if you redeem those shares  from this Fund (i) within 24 months of the  purchase  date of the shares you  exchanged,  if you  initially  purchased  shares of either  Rochester  Fund
Municipals  or  Oppenheimer  Rochester  National  Municipals,  or (ii) within 18 months of the  purchase  date of the  shares of the fund you  exchanged,  if you initially purchased shares of any other Oppenheimer fund.

How to Exchange Shares

     Shares  of the  Fund  may be  exchanged  for  Class  A  shares  of  certain
Oppenheimer funds. To exchange shares, you must meet several conditions:

o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.

o The prospectuses of both funds must offer the exchange privilege.

o You must hold the shares you buy when you establish  your account for at least seven days before you can exchange  them.  After the account is open seven days, you can exchange shares every regular business day.

o You must meet the minimum purchase  requirements for the fund whose shares you purchase by exchange.

o Before exchanging into a fund, you must obtain and read its prospectus.

     Shares of a particular  class of the Fund may be exchanged  only for shares of the same class in the other Oppenheimer funds. For example,  you can exchange shares  of this  Fund  only for  Class A shares  of  another  fund,  and you can exchange  only  Class A shares of  another  Oppenheimer  fund for shares of this
Fund.

     You may pay a sales charge when you exchange  shares of this Fund.  Because shares of this Fund are sold without sales  charge,  in some cases you may pay a sales  charge  when  you  exchange  shares  of this  Fund  for  shares  of other
Oppenheimer  funds that are sold subject to a sales  charge.  You will not pay a sales charge when you  exchange  shares of this Fund  purchased  by  reinvesting dividends or  distributions  from this Fund or other  Oppenheimer  funds (except
Oppenheimer  Cash Reserves),  or when you exchange shares of this Fund purchased by exchange of shares of an eligible fund on which you paid a sales charge.

     For tax purposes,  exchanges of shares  involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Since shares of this Fund normally  maintain a $1.00 net asset  value,  in most cases you should not realize a capital  gain or loss when you sell or exchange  your shares.  Please refer to "How to Exchange  Shares" in the Statement of Additional Information for more details.

     You can find a list of Oppenheimer funds currently  available for exchanges in the  Statement of Additional  Information  or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange  Requests.  Submit an  OppenheimerFunds  Exchange Request form, signed  by all  owners  of the  account.  Send it to the  Transfer  Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated  exchanges by calling 1.800.225.5677. Telephone exchanges may be made only between accounts that are  registered  with the same  name(s)  and  address.  Shares  held  under certificates may not be exchanged by telephone.

ARE THERE  LIMITATIONS  ON EXCHANGES?  There are certain  exchange  policies you should be aware of:

o Shares are  redeemed  from one fund and  purchased  from the other fund in the exchange  transaction  on the same  regular  business  day on which the Transfer
Agent  receives an exchange  request  that  conforms to the  policies  described above.  It must be  received  by the close of the  Exchange  that day,  which is normally 4:00 P.M. but may be earlier on some days.

o The interests of the Fund's  long-term  shareholders and its ability to manage its investments may be adversely  affected when its shares are repeatedly bought and sold in response to short-term  market  fluctuations--also  known as "market timing." When large dollar  amounts are involved,  the Fund may have  difficulty implementing long-term investment strategies, because it cannot predict how much cash it will  have to  invest.  Market  timing  also may  force the Fund to sell portfolio securities at disadvantageous  times to raise the cash needed to buy a market timer's Fund shares.  These factors may hurt the Fund's  performance  and its  shareholders.  When the  Manager  believes  frequent  trading  would have a disruptive  effect on the Fund's ability to manage its investments,  the Manager and the Fund may  reject  purchase  orders  and  exchanges  into the Fund by any person,  group or account that the Manager  believes to be a market  timer.  All accounts under common ownership or control within the Oppenheimer  funds complex may be counted  together for purposes of determining  market timing with respect to any exchange involving this Fund.

o The Fund may amend,  suspend or terminate the exchange  privilege at any time.
The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.

o If the Transfer Agent cannot  exchange all the shares you request because of a restriction  cited  above,  only  the  shares  eligible  for  exchange  will  be exchanged.

Shareholder Account Rules and Policies

     More  information  about the Fund's  policies  and  procedures  for buying, selling and  exchanging  shares is  contained  in the  Statement  of  Additional
Information.

A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically  deducted  from  accounts  annually on or about the second to last business day of  September.  See the  Statement of  Additional  Information,  or
existing  shareholders may visit the OppenheimerFunds  website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The  offering  of  shares  may be  suspended  during  any  period  in which  the determination of net asset value is suspended, and the offering may be suspended by the Board of  Directors  at any time the Board  believes  it is in the Fund's best interest to do so.

     Telephone  transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time. The Fund will provide you notice  whenever it is  required to do so by  applicable  law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.  Telephone  privileges apply to each owner of the account  and the  dealer  representative  of record for the  account  unless the
Transfer Agent receives cancellation instructions from an owner of the account.

     The  Transfer  Agent  will  record  any  telephone  calls  to  verify  data concerning  transactions  and has  adopted  other  procedures  to  confirm  that telephone  instructions  are  genuine,  by  requiring  callers  to  provide  tax identification  numbers  and  other  account  data  or by  using  PINs,  and  by confirming such  transactions  in writing.  The Transfer Agent and the Fund will not be liable for  losses or  expenses  arising  out of  telephone  instructions reasonably believed to be genuine.

     Redemption  or transfer  requests  will not be honored  until the  Transfer
Agent  receives all required  documents in proper form.  From time to time,  the
Transfer  Agent in its  discretion  may waive  certain of the  requirements  for redemptions stated in this Prospectus.

     Dealers   that  perform   account   transactions   for  their   clients  by
participating in NETWORKING through the National Securities Clearing Corporation are  responsible  for  obtaining  their  clients'  permission  to perform  those transactions,  and are responsible to their clients who are  shareholders of the
Fund if the dealer performs any transaction erroneously or improperly.

Payment for  redeemed  shares  ordinarily  is made in cash.  It is  forwarded by check,  or  through  AccountLink  or by Federal  Funds  wire (as  elected by the shareholder)  within seven days after the  Transfer  Agent  receives  redemption instructions in proper form. However, under unusual circumstances  determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts  registered  in the name of a  broker-dealer,  payment will normally be forwarded within three business days after redemption.

The  Transfer  Agent may delay  processing  any type of  redemption  payment  as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the  purchase  payment has  cleared.  That delay may be as much as 10 days from the date the  shares  were  purchased.  That  delay may be  avoided  if you purchase  shares by Federal Funds wire or certified  check, or arrange with your bank to provide  telephone or written  assurance to the Transfer Agent that your purchase payment has cleared.

Shares may be "redeemed in kind" under unusual  circumstances (such as a lack of liquidity  in the Fund's  portfolio  to meet  redemptions).  This means that the redemption  proceeds  will  be paid  with  liquid  securities  from  the  Fund's portfolio.

Federal regulations may require the Fund to obtain your name, your date of birth
(for a natural person),  your  residential  street address or principal place of business and your Social  Security  number,  Employer  Identification  Number or other  government  issued  identification  when you open an account.  Additional information  may be  required  in  certain  circumstances  or to open  corporate accounts.  The Fund or the Transfer Agent may use this information to attempt to verify your  identity.  The Fund may not be able to  establish an account if the necessary information is not received. The Fund may also place limits on account transactions  while it is in the process of attempting to verify your  identity.
Additionally,  if the Fund is unable to verify your identity  after your account is  established,  the Fund may be  required to redeem your shares and close your account.

"Backup  withholding"  of  federal  income tax may be  applied  against  taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish the Fund your  correct,  certified  Social  Security or Employer
Identification  Number when you sign your  application,  or if you  under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each  prospectus,  annual  and  semi-annual  report  and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these mailings,  called householding, benefits the Fund through reduced mailing expense.

If you want to  receive  multiple  copies of these  materials,  you may call the
Transfer  Agent at  1.800.225.5677.  You may also notify the  Transfer  Agent in writing. Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends and Taxes

DIVIDENDS. The Fund intends to declare dividends from net investment income each regular  business day and to pay those  dividends to  shareholders  monthly on a date selected by the Board of Directors.  To maintain a net asset value of $1.00 per share, the Fund might withhold  dividends or make distributions from capital or  capital  gains.  Daily  dividends  will  not be  declared  or paid on  newly purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

CAPITAL GAINS.  The Fund normally holds its securities to maturity and therefore will not usually  pay capital  gains.  Although  the Fund does not seek  capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make  distributions  out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental  distributions of dividends and capital gains following the end of its fiscal year.

WHAT  CHOICES  DO YOU  HAVE FOR  RECEIVING  DISTRIBUTIONS?  When  you open  your account,  specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All  Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest   Dividends  or  Capital   Gains.   You  can  elect  to  reinvest  some
distributions  (dividends,  short-term  capital gains or long-term capital gains distributions)  in the Fund while receiving the other types of  distributions by check or having them sent to your bank account through AccountLink.

Receive  All  Distributions  in Cash.  You can elect to  receive a check for all dividends and capital gains distributions or have them sent to your bank through
AccountLink.

Reinvest  Your  Distributions  in  Another  OppenheimerFunds  Account.  You  can
reinvest   all   distributions   in  the  same   class  of  shares  of   another
OppenheimerFunds account you have established.

TAXES.  If your shares are not held in a tax-deferred  retirement  account,  you should be aware of the following tax  implications of investing in the Fund. The
Fund expects that its  distributions  will consist primarily of ordinary income, which is  subject  to  federal  income  tax and may be subject to state or local taxes.  Dividends paid from net investment  income and short-term  capital gains are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders,  and may be taxable at different rates  depending  on how long the Fund holds the  asset.  It does not matter how long you have held your  shares.  Whether you  reinvest  your  distributions  in additional shares or take them in cash, the tax treatment is the same.

     Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received  in the  previous  year.  Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

     Because  the Fund  seeks to  maintain  a stable  $1.00  per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the  shares  and the price you  received  when you sold  them.  Any capital gain is subject to capital gains tax.

     In  certain  cases,  distributions  made by the  Fund may be  considered  a non-taxable  return of  capital  to  shareholders.  If that  occurs,  it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This  information  has been  audited  by KPMG LLP,  the  Fund's independent auditors,  whose report, along with the Fund's financial statements, is included in the  Statement of Additional  Information,  which is available on request.

FINANCIAL HIGHLIGHTS

 Year Ended July 31                                        2003          2002        2001        2000          1999
----------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                     $1.00         $1.00       $1.00       $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                    .01           .02         .05         .05           .05
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.01)         (.02)       (.05)       (.05)         (.05)
 Distributions from net realized gain                        -- 1          -- 1        --          --            --
                                                          ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.01)         (.02)       (.05)       (.05)         (.05)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $1.00         $1.00       $1.00       $1.00         $1.00
                                                          ============================================================

----------------------------------------------------------------------------------------------------------------------
 Total Return 2                                            0.84%         1.88%       5.32%       5.38%         4.61%

----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                 $1,955        $2,093      $2,128      $1,812        $1,496
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                        $2,014        $2,006      $1,968      $1,712         $1,371
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                     0.83%         1.88%       5.14%       5.27%         4.51%
 Expenses, gross                                           0.72%         0.79%       0.68%       0.78%         0.78%
 Expenses, net                                             0.72% 4       0.63% 4,5   0.68% 4     0.78% 4       0.78% 4

1. Less than $0.005 per share.
2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary reimbursement of expenses.

INFORMATION AND SERVICES

For More  Information  on  Oppenheimer  Money  Market Fund,  Inc. The  following additional information about the Fund is available without charge upon request:

STATEMENT  OF  ADDITIONAL   INFORMATION.   This  document  includes   additional
information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  Prospectus  (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.   Additional  information  about  the  Fund's
investments  and  performance is available in the Fund's Annual and  Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a  discussion  of market conditions  and investment  strategies  that  significantly  affected the Fund's performance during its last fiscal year.

How to Get  More  Information  You  can  request  the  Statement  of  Additional
Information,  the Annual and  Semi-Annual  Reports,  the notice  explaining  the
Fund's privacy policy and other information about the Fund or your account:

By Telephone:                   Call OppenheimerFunds Services toll-free:
                                1.800.CALL OPP (225.5677)

By Mail:                        Write to:
                                OppenheimerFunds Services
                                P.O. Box 5270
                                Denver, Colorado 80217-5270

On the Internet:               You can send us a request by e-mail or read
                               or download documents on the OppenheimerFunds
                               website: www.oppenheimerfunds.com

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C.
Information  on the  operation of the Public  Reference  Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund
are  available  on  the  EDGAR  database  on  the  SEC's  Internet   website  at
www.sec.gov.  Copies  may be  obtained  after  payment of a  duplicating  fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information  about the Fund or to make any  representations  about  the  Fund  other  than  what is  contained  in this
Prospectus.  This  Prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by: [logo] OppenheimerFunds Distributor, Inc.
The Fund's SEC File No. 811-2454
PR0200.001.0903
Printed on recycled paper.

                                  APPENDIX TO PROSPECTUS OF
                               OPPENHEIMER MONEY MARKET FUND, INC.

     Graphic  material  included in the Prospectus of  Oppenheimer  Money Market
Fund, Inc.: "Annual Total Returns (% as of 12/31 each year)."

     A bar chart will be included in the Prospectus of Oppenheimer  Money Market
Fund,  Inc. (the "Fund")  depicting  the annual total returns of a  hypothetical investment in shares of the Fund for each of the ten most recent calendar years.
Set forth below are the relevant data points that will appear on the bar chart.

Calendar Year Ended                            Annual Total Returns
-------------------                            --------------------

12/31/93                                          2.71%
12/31/94                                          3.76%
12/31/95                                          5.40%
12/31/96                                          4.78%
12/31/97                                          4.94%
12/31/98                                          4.91%
12/31/99                                          4.71%
12/31/00                                          5.92%
12/31/01                                          3.73%
12/31/02                                          1.35%

Oppenheimer Money Market Fund, Inc.

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated September 24, 2003

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  September  24, 2003. It should be read together with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, by calling the Transfer  Agent at the toll-free  number shown above,  or by  downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                 Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective and the principal investment policies of the Fund are  described  in the  Prospectus.  This  Statement of  Additional  Information
contains  supplemental  information  about  those  policies  and  the  types  of securities  that the Fund's  investment  Manager,  OppenheimerFunds,  Inc., will select  for the  Fund.  Additional  explanations  are also  provided  about  the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's  objective  is to seek the maximum current income that is consistent with stability of principal. The Fund will not make  investments  with the objective of seeking  capital growth.  However,  the value of the  securities  held by the Fund may be affected by changes in general interest rates.  Because the current value of debt securities  varies  inversely with changes in prevailing  interest  rates,  if interest rates increase after a
security  is  purchased,   that  security  would  normally   decline  in  value.
Conversely,  if interest rates decrease after a security is purchased, its value would rise.  However,  those  fluctuations in value will not generally result in realized  gains or losses to the Fund since the Fund does not usually  intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

     The Fund may sell securities  prior to their  maturity,  to attempt to take advantage  of  short-term  market  variations,  or because  of a revised  credit evaluation  of the  issuer or other  considerations.  The Fund may also do so to generate cash to satisfy redemptions of Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

     |X|   Ratings  of   Securities   --   Portfolio   Quality,   Maturity   and
Diversification.  Under  Rule 2a-7 of the  Investment  Company  Act of 1940 (the
"Investment  Company Act") the Fund uses the amortized  cost method to value its portfolio  securities  to determine  the Fund's net asset value per share.  Rule
2a-7 places restrictions on a money market fund's investments.  Under that Rule,
the  Fund  may  purchase  only  those   securities   that  the  Manager,   under
Board-approved  procedures,  has  determined  have minimal  credit risks and are
"Eligible  Securities." The rating restrictions  described in the Prospectus and this  Statement  of  Additional  Information  do not apply to banks in which the
Fund's cash is kept.

     An "Eligible Security" is one that has been rated in one of the two highest short-term  rating  categories  by any  two  "nationally-recognized  statistical rating  organizations."  That term is defined in Rule 2a-7 and they are referred to as "Rating  Organizations"  in this Statement of Additional  Information.  If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager, subject to review by the Fund's Board of
Directors,  to be of comparable  quality to Eligible  Securities rated by Rating
Organizations may also be an "Eligible Security."

     Rule  2a-7  permits  the  Fund  to  purchase  any  number  of  "First  Tier
Securities."  These are Eligible  Securities that have been rated in the highest rating  category  for  short-term  debt  obligations  by  at  least  two  Rating
Organizations.  If only one Rating Organization has rated a particular security, it  must  have  been  rated  in the  highest  rating  category  by  that  Rating
Organization. Comparable unrated securities may also be First Tier Securities.

     Under Rule 2a-7,  the Fund may invest only up to 5% of its total  assets in
"Second Tier Securities." Those are Eligible Securities that are not "First Tier
Securities." In addition,  the Fund may not invest more than: o? 5% of its total assets in the securities of any one issuer (other than the U.S. government,  its agencies  or  instrumentalities)  or o 1% of  its  total  assets  or $1  million
(whichever is greater) in Second Tier Securities of any one issuer.

     Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity  of not more than 90 days,  and the  maturity  of any single  portfolio investment may not exceed 397 days. The Board regularly reviews reports from the
Manager to show the Manager's compliance with the Fund's procedures and with the
Rule.

     If a security's rating is downgraded, the Manager and/or the Board may have to reassess the  security's  credit risk. If a security has ceased to be a First
Tier Security, the Manager will promptly reassess whether the security continues to present  minimal  credit risk.  If the Manager  becomes aware that any Rating
Organization  has  downgraded  its rating of a Second Tier  Security or rated an unrated security below its second highest rating  category,  the Fund's Board of
Directors shall promptly  reassess whether the security  presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

     If the Fund  disposes  of the  security  within  five  days of the  Manager learning of the  downgrade,  the Manager will provide the Board with  subsequent notice  of such  downgrade.  If a  security  is in  default,  or ceases to be an
Eligible  Security,  or is determined no longer to present minimal credit risks, the Board must  determine  whether it would be in the best interests of the Fund to dispose of the security.

     The Rating  Organizations  currently  designated  as  nationally-recognized statistical  rating  organizations  by the  Securities  and Exchange  Commission
("SEC") are Standard & Poor's (a division of the McGraw-Hill Companies), Moody's
Investors  Service,  Inc., Fitch, Inc. and Dominion Bond Rating Service Limited.
Appendix A to this Statement of Additional  Information contains descriptions of the rating  categories  of those  Rating  Organizations.  Ratings at the time of
purchase  will   determine   whether   securities  may  be  acquired  under  the
restrictions described above.

     |X| U.S. Government Securities.  U.S. government securities are obligations
issued   or   guaranteed   by  the   U.S.   Government   or  its   agencies   or
instrumentalities.  They include Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with longer  maturities).  All Treasury  securities  are backed by the full faith and credit of the United States.

     U.S.  government  agencies  and  instrumentalities  that issue or guarantee securities include, but are not limited to, the Federal Housing  Administration,
Farmers Home  Administration,  Export-Import  Bank of the United  States,  Small
Business  Administration,  Government  National  Mortgage  Association,  General
Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal
Home Loan Mortgage Corporation,  Federal Intermediate Credit Banks, Federal Land
Banks, Maritime Administration,  the Tennessee Valley Authority and the District
of Columbia Armory Board.

     Securities   issued  or   guaranteed  by  U.S.   government   agencies  and
instrumentalities  are not  always  backed by the full  faith and  credit of the
United States.  Some, such as securities issued by the Federal National Mortgage
Association   ("Fannie  Mae"),  are  backed  by  the  right  of  the  agency  or instrumentality to borrow from the Treasury.  Others,  such as securities issued by the Federal Home Loan Mortgage  Corporation  ("Freddie  Mac"),  are supported only  by the  credit  of the  instrumentality  and not by the  Treasury.  If the securities are not backed by the full faith and credit of the United States, the purchaser  must look  principally  to the  agency  issuing  the  obligation  for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

     Among the U.S. government  securities that may be purchased by the Fund are
"mortgage-backed   securities"  of  Fannie  Mae,  Government  National  Mortgage
Association  ("Ginnie  Mae") and Freddie Mac.  Timely  payment of principal  and interest on Ginnie Mae  pass-through  is guaranteed by the full faith and credit of the United States. These  mortgage-backed  securities include  "pass-through"
securities  and  "participation  certificates."  Both  types of  securities  are similar,  in that they  represent  pools of  mortgages  that are  assembled by a vendor who sells  interests in the pool.  Payments of principal  and interest by individual  mortgagors  are "passed  through" to the holders of the interests in the  pool.  Another  type of  mortgage-backed  security  is the  "collateralized mortgage  obligation."  It is similar to a  conventional  bond and is secured by groups of individual mortgages.

     |X| Time  Deposits and Other Bank  Obligations.  The types of "banks" whose securities the Fund may buy include commercial banks, savings banks, and savings and loan  associations,  which may or may not be members of the Federal  Deposit
Insurance Corporation.  The Fund may also buy securities of "foreign banks" that are:

     o foreign  branches  of U.S.  banks  (which may be issuers of  "Eurodollar"
money market instruments),

     o U.S.  branches  and  agencies of foreign  banks (which may be issuers of
"Yankee dollar" instruments), or

     o foreign branches of foreign banks.

     The Fund may  invest  in fixed  time  deposits.  These  are  non-negotiable deposits in a bank for a  specified  period of time at a stated  interest  rate.
They may or may not be  subject to  withdrawal  penalties.  However,  the Fund's investments  in time  deposits  that are subject to  penalties  (other than time deposits  maturing  in  less  than 7 days)  are  subject  to the 10%  investment limitation  for  investing in illiquid  securities,  set forth in "Illiquid  and
Restricted Securities" in the Prospectus.

     The Fund will buy bank  obligations  only from a  domestic  bank with total assets of at least $2.0  billion or from a foreign  bank with total assets of at least  $30.0  billion.  Those  asset  requirements  apply  only at the  time the obligations are acquired.

     |X| Insured Bank  Obligations.  The Federal Deposit  Insurance  Corporation
insures the deposits of banks and savings and loan  associations  up to $100,000 per  investor.  Within  the  limits  set forth in the  Prospectus,  the Fund may purchase bank obligations that are fully insured as to principal by the FDIC. To remain  fully  insured as to  principal,  these  investments  must  currently be limited to $100,000  per bank.  If the  principal  amount and  accrued  interest together exceed  $100,000,  then the accrued interest in excess of that $100,000 will not be insured.

     |X| Bank Loan  Participation  Agreements.  The Fund may invest in bank loan participation agreements,  subject to the investment limitation set forth in the
Prospectus as to investments in illiquid securities. If the Fund invests in bank loan participation agreements,  they are not expected to exceed 5% of the Fund's total assets.  Participation  agreements provide an undivided interest in a loan made by the bank issuing the  participation  interest in the proportion that the buyer's  investment  bears to the total principal amount of the loan. Under this type of arrangement,  the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.
Thus,  the Fund  must look to the  creditworthiness  of the  borrower,  which is obligated  to make  payments  of  principal  and  interest  on the loan.  If the borrower  fails to pay scheduled  principal or interest  payments,  the Fund may experience a reduction in income.

     |X| Asset-Backed Securities. These securities, issued by trusts and special purpose  corporations,  are backed by pools of assets,  primarily automobile and credit-card receivables and home equity loans. They pass through the payments on the underlying  obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's  perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator  of the loans,  or the  financial  institution  providing  any credit enhancement.

     Payments  of  principal   and  interest   passed   through  to  holders  of
asset-backed   securities  are  typically  supported  by  some  form  of  credit enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity  or  having  a  priority  to  certain  of the  borrower's  other securities.  The degree of credit  enhancement  varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit  enhancement  of an  asset-backed  security  held by the  Fund  has  been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying  loans, the Fund may experience  losses or delays in receiving payment.

     The risks of investing in asset-backed  securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed  security,  the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to  prepayments,  which  shorten the weighted  average life of asset-backed  securities  and may lower their return,  in the same manner as for prepayments of a pool of mortgage loans underlying  mortgage-backed  securities.
However,  asset-backed  securities  do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

     |X| Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that  reflects an  agreed-upon  interest  rate  effective  for the period during which the repurchase  agreement is in effect. An "approved vendor" may be a U.S.  commercial  bank, the U.S.  branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government  securities.  They must meet the credit requirements set by the Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant  to the  resale  typically  will  occur  within one to five days of the purchase.  The Fund will not enter into a repurchase  agreement  that will cause more than 10% of its net assets to be subject to repurchase  agreements maturing in more than seven days.

     Repurchase  agreements are considered  "loans" under the Investment Company
Act, collateralized by the underlying security. The Fund's repurchase agreements require  that at all times  while the  repurchase  agreement  is in effect,  the
collateral's   value  must  equal  or  exceed  the  repurchase  price  to  fully collateralize  the repayment  obligation.  The Manager will monitor the vendor's creditworthiness  to  confirm  that the  vendor  is  financially  sound and will monitor the collateral's  value.  However, if the vendor fails to pay the resale price on the  delivery  date,  the  Fund may  incur  costs in  disposing  of the collateral and may experience  losses if there is any delay in its ability to do
so.

     Pursuant to an  Exemptive  Order  issued by the SEC,  the Fund,  along with other affiliated  entities managed by the Manager,  may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase  agreements,  secured by U.S.  government  securities.
Securities  pledged  as  collateral  for  repurchase  agreements  are  held by a custodian bank until the agreements  mature.  Each joint repurchase  arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal;  however,  in the event of default by the other party to  the  agreement,  retention  of  the  collateral  may  be  subject  to  legal proceedings.

     |X|  Interfund  Borrowing  and Lending  Arrangements.  Consistent  with its fundamental  policies and pursuant to an exemptive  order issued by the SEC, the
Fund may engage in  borrowing  and  lending  activities  with other funds in the
OppenheimerFunds  complex.  Borrowing money from affiliated funds may afford the
Fund the flexibility to use the most  cost-effective  alternative to satisfy its borrowing  requirements.  Lending money to an affiliated fund may allow the Fund to  obtain  a  higher  rate of  return  than it  could  from  interest  rates on alternative short-term investments. Implementation of interfund lending is being accomplished consistent with applicable regulatory  requirements,  including the provisions of the SEC order.

     o  Interfund  Borrowing.  The Fund will not borrow  from  affiliated  funds unless the terms of the borrowing  arrangement  are at least as favorable as the terms the Fund could otherwise  negotiate with a third party. To assure that the
Fund will not be  disadvantaged  by borrowing from an affiliated  fund,  certain safeguards  are being  implemented.  Examples  of these  safeguards  include the following:

o the Fund will not borrow money from affiliated  funds unless the interest rate is more favorable than available bank loan rates;

o the  Fund's  borrowing  from  affiliated  funds  must be  consistent  with its investment objective and investment policies;

o the loan rates will be the average of the overnight  repurchase agreement rate available through the OppenheimerFunds  joint repurchase agreement account and a
pre-established   formula  based  on  quotations  from   independent   banks  to
approximate  the lowest  interest rate at which bank loans would be available to the Fund;

o if the Fund has  outstanding  borrowings  from all sources greater than 10% of its  total  assets,  then the  Fund  must  secure  each  additional  outstanding interfund loan by segregating liquid assets of the Fund as collateral;

o the Fund cannot borrow from an affiliated  fund in excess of 125% of its total redemptions for the preceding seven days;

o each interfund loan may be repaid on any day by the Fund; and

o the Directors  will be provided  with a report of all interfund  loans and the
Directors   will  monitor  all  such   borrowings  to  ensure  that  the  Fund's
participation is appropriate.

     There is a risk that a borrowing fund could have a loan called on one days'
notice.  In that  circumstance,  the Fund might have to borrow  from a bank at a higher  interest  cost  if  money  to  lend  were  not  available  from  another
Oppenheimer fund.

o Interfund Lending. To assure that the Fund will not be disadvantaged by making loans to affiliated funds, certain safeguards are being implemented. Examples of these safeguards include the following:

o the Fund will not lend money to  affiliated  funds unless the interest rate on such loan is determined to be reasonable under the circumstances;

o the Fund may not make interfund loans in excess of 15% of its net assets;

o an interfund loan to any one  affiliated  fund shall not exceed 5% of the
Fund's net assets;

o  an interfund loan may not be outstanding for more than seven days;

o each interfund loan may be called on one business day's notice; and

o the  Manager  will  provide  the  Directors  reports  on all  interfund  loans demonstrating that the Fund's  participation is appropriate and that the loan is consistent with its investment objectives and policies.

     When the Fund lends assets to another  affiliated fund, the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

Other Investment Strategies

     |X|  Floating  Rate/Variable  Rate  Obligations.  The  Fund may  invest  in instruments  with floating or variable  interest  rates.  The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury  Bill rate,  the rate of return on commercial paper or bank  certificates of deposit,  or some other standard.  The rate on the  investment is adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation is also based on a stated  prevailing  market  rate but is  adjusted  automatically  at a specified interval  of not  less  than one  year.  Some  variable  rate or  floating  rate obligations  in which the Fund may invest have a demand  feature  entitling  the holder to demand payment of an amount  approximately equal to the amortized cost of the  instrument  or the  principal  amount  of the  instrument  plus  accrued interest at any time, or at specified  intervals  not exceeding one year.  These notes may or may not be backed by bank letters of credit.

     Variable  rate demand  notes may include  master  demand  notes,  which are obligations  that permit the Fund to invest  fluctuating  amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser,  and the issuer of the note. The interest rates on  these  notes  fluctuate  from  time to  time.  The  issuer  of this  type of obligation normally has a corresponding  right in its discretion,  after a given period,  to prepay  the  outstanding  principal  amount of the  obligation  plus accrued interest. The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest  rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase,  the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

     Because these types of obligations are direct lending  arrangements between the note purchaser and issuer of the note, these instruments  generally will not be traded.  Generally,  there is no established secondary market for these types of  obligations,  although  they are  redeemable  from the issuer at face value.
Accordingly,  where  these  obligations  are not secured by letters of credit or other credit support arrangements,  the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations  usually are not rated by credit rating agencies.  The Fund may invest in obligations  that are not rated only if the Manager  determines at the time of investment  that the  obligations  are of comparable  quality to the other  obligations in which the Fund may invest.  The Manager,  on behalf of the
Fund,  will  monitor the  creditworthiness  of the issuers of the  floating  and variable rate obligations in the Fund's portfolio on an ongoing basis.

     |X| Loans of Portfolio  Securities.  To attempt to increase its income, the
Fund may lend its portfolio  securities to brokers,  dealers and other financial institutions.  These  loans are limited to not more than 10% of the value of the
Fund's total assets and are subject to other conditions  described below.  There are some  risks in lending  securities.  The Fund  could  experience  a delay in receiving  additional  collateral to secure a loan, or a delay in recovering the loaned  securities.  The Fund presently does not intend to lend its  securities, but if it does,  the value of securities  loaned is not expected to exceed 5% of the Fund's total assets.

     The  Fund may  receive  collateral  for a loan.  Under  current  applicable regulatory  requirements (which are subject to change), on each business day the loan  collateral  must be at least  equal  to the  market  value  of the  loaned securities.  The collateral must consist of cash,  bank letters of credit,  U.S.
government  securities or other cash  equivalents in which the Fund is permitted to invest.  To be  acceptable as  collateral,  letters of credit must obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund.

     When it lends  securities,  the Fund  receives  from the borrower an amount equal to the interest  paid or the dividends  declared on the loaned  securities during the term of the loan.  It may also receive  negotiated  loan fees and the
interest  on  the   collateral   securities,   less  any  finders',   custodian,
administrative or other fees the Fund pays in connection with the loan. The Fund may share  the  interest  it  receives  on the  collateral  securities  with the borrower as long as it realizes at least a minimum  amount of interest  required by the lending guidelines established by its Board of Directors.

     The Fund will not lend its portfolio  securities to any officer,  Director, employee or affiliate of the Fund or its Manager.  The terms of the Fund's loans must meet certain  tests under the Internal  Revenue Code and permit the Fund to reacquire  loaned  securities on five business days notice or in time to vote on any important matter.

     |X| Illiquid and Restricted  Securities.  Under the policies and procedures established  by the  Fund's  Board of  Directors,  the  Manager  determines  the liquidity  of certain of the Fund's  investments.  Investments  may be  illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable  price. A restricted  security is one that has a contractual  restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

     Illiquid  securities  the Fund can buy include  issues that may be redeemed only by the issuer upon more than seven days notice or at  maturity,  repurchase agreements  maturing in more than seven  days,  fixed time  deposits  subject to withdrawal  penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual  restrictions  on resale.
Contractual  restrictions on the resale of illiquid  securities might prevent or delay their sale by the Fund at a time when such sale would be desirable.

     There are  restricted  securities  that are not illiquid  that the Fund can buy.  They  include  certain  master  demand  notes  redeemable  on demand,  and
short-term   corporate  debt   instruments  that  are  not  related  to  current
transactions  of the issuer and  therefore are not exempt from  registration  as commercial paper.  Illiquid securities include repurchase agreements maturing in more than 7 days, or certain participation  interests other than those with puts exercisable within 7 days.

Investment Restrictions

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.
Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

o 67% or more of the shares  present or  represented  by proxy at a  shareholder meeting,  if the holders of more than 50% of the outstanding  shares are present or represented by proxy, or

o more than 50% of the outstanding shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of Additional  Information  are
"fundamental" only if they are identified as such. The Fund's Board of Directors can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in supplements or updates to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's  principal  investment  policies  are  described in the
Prospectus.

     |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following investment  restrictions are fundamental policies of the Fund as contemplated by the Investment  Company Act. The  limitations  of the following  policies may be changed to the extent that the corresponding  policies of the Act are changed by amendment, exemptive or interpretive relief:

o The Fund cannot  invest more than 5% of its total assets in  securities of any issuer (except the U.S. government or its agencies or instrumentalities).

o The Fund cannot concentrate investments in any particular industry; therefore the Fund will not  purchase the  securities  of companies in any one industry if more  than  25% of the  value  of the  Fund's  total  assets  would  consist  of securities  of companies in that  industry.  Except for  obligations  of foreign branches of domestic  banks,  or  obligations  issued or  guaranteed  by foreign banks, the Fund's investments in U.S. government securities and bank obligations described in the prospectus are not included in this limitation.

o The Fund  cannot  make  loans,  except  to the  extent  permitted  under  the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted  from time to time. (See "Interfund  Borrowing and
Lending Arrangements" above).

o The Fund may not  borrow  money,  except  to the  extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted  from time to time. (See "Interfund  Borrowing and
Lending Arrangements" above).

o The Fund cannot  invest in  commodities  or commodity  contracts or invest in interests  in oil,  gas, or other  mineral  exploration  or mineral  development programs.

o The  Fund  cannot  invest  in real  estate.  However,  the Fund may  purchase commercial paper issued by companies which invest in real estate or interests in real  estate.

o  The Fund  cannot  purchase  securities  on  margin  or make  short  sales of securities.

o The Fund cannot invest in or hold  securities of any issuer if those officers and directors of the Fund or its advisor who beneficially own individually  more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

o The Fund cannot underwrite securities of other companies.

o The Fund cannot invest in securities of other investment companies.

     The Fund  cannot  issue  "senior  securities,"  but this does not  prohibit certain  investment  activities  for which assets of the Fund are  designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.  Examples of those activities  include borrowing
money,   reverse  repurchase   agreements,   delayed-delivery   and  when-issued
arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment  increases in proportion to the size of the Fund.

     For purposes of the Fund's policy not to  concentrate  its  investments  in securities  of issuers,  the Fund has adopted the industry  classifications  set forth in Appendix B to this Statement of Additional  Information.  This is not a fundamental policy.

How the Fund Is Managed

Organization  and History.  The Fund is a  corporation  organized in Maryland in
1973. The Fund is a diversified, open-end management investment company.

     |X|  Classes  of  Shares.  The Fund has a single  class of shares of stock.
While that class has no designation,  it is deemed to be the equivalent of Class
A for the purposes of the  shareholder  account  policies  that apply to Class A shares of the  Oppenheimer  Funds.  Shares of the Fund are freely  transferable.
Each share has one vote at shareholder  meetings,  with fractional shares voting proportionally  on matters  submitted  to a vote of  shareholders.  There are no preemptive or conversion rights and shares participate  equally in the assets of the Fund upon liquidation.

     |X| Meetings of Shareholders.  As a Maryland  corporation,  the Fund is not required  to  hold,  and  does not plan to  hold,  regular  annual  meetings  of shareholders.  The  Fund  will  hold  meetings  when  required  to do so by  the
Investment Company Act or other applicable law, or when a shareholder meeting is called by the Directors or upon proper request of the shareholders.

     The Directors will call a meeting of shareholders to vote on the removal of a  Director  upon  the  written  request  of the  record  holders  of 10% of its outstanding  shares.  If the  Directors  receive  a  request  from at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Director,  the Directors will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding shares,  whichever is less. The Directors may take such other action as is permitted under the Investment Company Act.

Board of Directors and Oversight Committees.  The Fund is governed by a Board of
Directors,  which is responsible  for  protecting the interests of  shareholders under  Maryland  law. The Directors  meet  periodically  throughout  the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not  normally  hold annual  meetings of its shareholders,  it may hold  shareholder  meetings from time to time on important matters,  and shareholders have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

     The Board of  Directors  has an Audit  Committee,  a Regulatory & Oversight
Committee, a Governance Committee and a Proxy Committee.  The Audit Committee is
comprised  solely of Independent  Directors.  The members of the Audit Committee are Edward Regan  (Chairman),  Kenneth Randall and Russell  Reynolds.  The Audit
Committee held 6 meetings during the Fund's fiscal year ended July 31, 2003. The
Audit Committee provides the Board with recommendations  regarding the selection of the Fund's  independent  auditor.  The Audit Committee also reviews the scope and  results of audits  and the audit fees  charged,  reviews  reports  from the
Fund's independent auditor concerning the Fund's internal accounting  procedures and controls and reviews reports of the Manager's internal auditor,  among other duties as set forth in the Committee's charter.

     The  members of the  Regulatory  &  Oversight  Committee  are Robert  Galli
(Chairman),  Joel  Motley and  Phillip  Griffiths.  The  Regulatory  & Oversight
Committee held 6 meetings during the Fund's fiscal year ended July 31, 2003. The
Regulatory  &  Oversight  Committee  evaluates  and  reports to the Board on the
Fund's  contractual   arrangements,   including  the  Investment   Advisory  and
Distribution  Agreements,   transfer  and  shareholder  service  agreements  and
custodian  agreements as well as the policies and procedures adopted by the Fund to comply with the Investment  Company Act and other applicable law, among other duties as set forth in the Committee's charter.

     The member of the Governance  Committee are Joel Motley (Acting  Chairman),
Phillip Griffiths and Kenneth Randall. The Governance Committee held no meetings during the Fund's  fiscal year ended July 31,  2003.  The  Governance  Committee reviews  the  Fund's  governance  guidelines  and  recommends  changes  it deems appropriate  to the Board,  assesses the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Committee's charter.

     The members of the Proxy  Committee  are Edward Regan  (Chairman),  Russell
Reynolds and John Murphy.  The Proxy Committee held 2 meetings during the Fund's fiscal year ended July 31,  2003.  The Proxy  Committee  provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Directors and Officers of the Fund. Except for Mr. Murphy, each of the Directors is an  "Independent  Director,"  as defined in the  Investment  Company Act. Mr.
Murphy is an "Interested Director," because he is affiliated with the Manager by virtue of his  positions  as an officer and  director of the  Manager,  and as a shareholder of its parent company.

     The Fund's  Directors and officers and their  positions  held with the Fund and length of service in such  position(s) and their  principal  occupations and business  affiliations during the past five years are listed in the chart below.
The  information  for the Directors  also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the Directors. All of the Directors are also Directors or Trustees of the following  publicly offered  Oppenheimer funds
(referred to as "Board I Funds"):

Oppenheimer AMT-Free New York Municipals   Oppenheimer Growth Fund
Oppenheimer California Municipal Fund      Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund      Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund      Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund        Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                 Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund           Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund     Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                    Oppenheimer Trinity Core Fund
Oppenheimer Global Fund                    Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Global Opportunities Fund      Oppenheimer Trinity Value Fund
Oppenheimer Gold & Special Minerals Fund   Oppenheimer U.S. Government Trust

     In addition to being a trustee or director of the Board I Funds,  Mr. Galli is also a director  or trustee of 10 other  portfolios  in the  OppenheimerFunds complex.  Present or former  officers,  directors,  trustees and employees  (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement  plans  established  by them for their  employees  are  permitted  to purchase shares of the Fund and Class A shares of the other Oppenheimer funds at net asset value  without  sales  charge.  The sales charges on Class A shares is waived for that group because of the economies of sales efforts  realized by the
Distributor.

     Messrs. Murphy, Masterson,  Molleur,  Vottiero, Weiss, Wixted and Zack, and
Mses. Bechtolt, Feld, Ives and Wolf, respectively hold the same offices with one or more of the other Board I Funds as with the Fund. As of August 27, 2003,  the
Directors and officers of the Fund, as a group,  owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing  statement does not  reflect  ownership  of shares  of the Fund  held of  record by an  employee benefit plan for  employees of the Manager,  other than the shares  beneficially owned under the plan by the officers of the Fund listed above. In addition, each
Independent  Director,  and his or her family members,  do not own securities of either the Manager or Distributor of the Board I Funds or any person directly or indirectly  controlling,  controlled by or under common control with the Manager or Distributor.

|X| Affiliated  Transactions and Material Business  Relationships.  Mr. Reynolds
has reported he has a controlling interest in The Directorship Group, Inc. ("The
Directorship Search Group"), a director recruiting firm that provided consulting services to  Massachusetts  Mutual Life Insurance  Company  (which  controls the
Manager) for fees aggregating $247,500 from January 1, 2001 through December 31,
2002. Mr. Reynolds estimates that The Directorship Search Group will not provide consulting  services to Massachusetts  Mutual Life Insurance  Company during the calendar year 2003.

     The Independent  Directors have unanimously  (except for Mr. Reynolds,  who abstained) determined that the consulting  arrangements between The Directorship
Search Group and  Massachusetts  Mutual Life Insurance Company were not material business or  professional  relationships  that would  compromise  Mr.  Reynolds'
status  as an  Independent  Director.  Nonetheless,  to assure  certainty  as to determinations  of the Board and the  Independent  Directors  as to matters upon which the Investment  Company Act or the rules thereunder  require approval by a majority of Independent Directors, Mr. Reynolds will not be counted for purposes of determining whether a quorum of Independent  Directors was present or whether a majority of Independent Directors approved the matter.

     The  address of each  Director  in the chart  below is 6803 S.  Tucson Way,
Centennial,  CO 80112-3924.  Each Director serves for an indefinite  term, until his or her resignation, retirement, death or removal.

                  Independent Directors

Name,                          Principal Occupation(s) During Past 5 Years;                Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
                                                                                                           Owned in Any

                                                                                           of Shares       of the

Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Director;          Beneficially    Oppenheimer
Length of Service,             Number of Portfolios in Fund Complex Currently Overseen     Owned in the    Funds Overseen
Age                            by Director                                                 Fund            by Director

---------------------------------------------------------------------------------------------------------- ----------------
---------------------------------------------------------------------------------------------------------------------------

                                                                                               As of December 31, 2002

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Clayton K. Yeutter,            Of  Counsel  (since  1993),  Hogan & Hartson (a law firm).  $0               $50,001-$100,000
Chairman of the Board of       Other  directorships:  Weyerhaeuser Corp. (since 1999) and
Directors since 2003;          Danielson Holding Corp. (since 2002);  formerly a director
Director since 1991            of Caterpillar,  Inc.  (1993-December  2002).  Oversees 29
Age: 72                        portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Robert G. Galli,               A  trustee  or  director  of  other   Oppenheimer   funds.  Over $100,000    Over $100,000

Director since 1993            Formerly  Trustee (May  2000-2002) of Research  Foundation
Age: 69                        of  AIMR  (investment   research,   non-profit)  and  Vice
                               Chairman  (October  1995-December  1997)  of the  Manager.
                               Oversees 39 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Phillip A. Griffiths,          A director  (since  1991) of the  Institute  for  Advanced  $0               Over $100,000
Director since 1999            Study,  Princeton,  N.J.,  a director  (since 2001) of GSI
Age: 64                        Lumonics,  a trustee (since 1983) of Woodward  Academy,  a
                               Senior  Advisor  (since  2001)  of The  Andrew  W.  Mellon
                               Foundation.  A member of: the National Academy of Sciences
                               (since  1979),  American  Academy  of  Arts  and  Sciences
                               (since 1995), American  Philosophical Society (since 1996)
                               and Council on Foreign Relations (since 2002).  Formerly a
                               director   of   Bankers   Trust   New   York   Corporation
                               (1994-1999).     Oversees    29    portfolios    in    the
                               OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Joel W. Motley,                Director  (since 2002)  Columbia  Equity  Financial  Corp.  $01              $01
Director since 2002            (privately-held  financial  adviser);   Managing  Director
Age: 51                        (since  2002)   Carmona   Motley,   Inc.   (privately-held
                               financial   adviser);   Formerly  he  held  the  following
                               positions:   Managing  Director   (January   1998-December
                               2001),   Carmona  Motley   Hoffman  Inc.   (privately-held
                               financial    adviser);    Managing    Director    (January
                               1992-December 1997), Carmona Motley & Co.  (privately-held
                               financial   adviser).   Oversees  29   portfolios  in  the
                               OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Kenneth A. Randall, Director   A director of Dominion  Resources,  Inc. (electric utility
since 1980                     holding  company)  and Prime  Retail,  Inc.  (real  estate
Age: 76                        investment   trust);   formerly  a  director  of  Dominion
                               Energy,  Inc.  (electric  power  and oil & gas  producer),
                               President and Chief  Executive  Officer of The  Conference  $10,001 -
                               Board,   Inc.   (international   economic   and   business  $50,000          Over $100,000
                               research)  and a director of  Lumbermens  Mutual  Casualty
                               Company,   American   Motorists   Insurance   Company  and
                               American Manufacturers Mutual Insurance Company.  Oversees
                               29 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Edward V. Regan,               President,  Baruch  College,  CUNY;  a director of RBAsset                                  0
Director since 1993            (real estate manager);  a director of OffitBank;  formerly
Age: 73                        Trustee,  Financial Accounting Foundation (FASB and GASB),
                               Senior  Fellow of Jerome Levy  Economics  Institute,  Bard
                               College,  Chairman of Municipal Assistance Corporation for  $1 - $10,000     $50,001-$100,00
                               the City of New  York,  New  York  State  Comptroller  and
                               Trustee  of New York  State  and  Local  Retirement  Fund.
                               Oversees 29 investment  companies in the  OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Russell S. Reynolds, Jr.,      Chairman (since 1993) of The Directorship Search Group,
Director since 1989            Inc. (corporate governance consulting and executive
Age: 71                        recruiting); a life trustee of International House
                               (non-profit educational organization), and a trustee        $0               $10,001-$50,000
                               (since 1996) of the Greenwich Historical Society.

                               Oversees 31 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Donald W. Spiro, Vice                                                                   .
Chairman of the Board of       Chairman  Emeritus  (since  January  1991) of the Managere
Directors,                     Formerly  a  director  (January  1969-August  1999) of ths  Over $100,000    Over $100,000
Director since 1985            Manager.  Oversees 29 portfolios  in the  OppenheimerFund
Age: 77                        complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------- ----------------------------------------------------------- ----------------- ----------------

         The address of
Mr. Murphy in the chart
below is 498 Seventh
Avenue, New York, NY
10018. Mr. Murphy serves
for an indefinite term,
until his resignation,
death or removal.

  Interested Director and
          Officer
---------------------------- ----------------------------------------------------------- ----------------- ----------------
------------------------------------------------------------------------------------------ --------------- ----------------

Name,                          Principal Occupation(s) During Past 5 Years;                Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
                                                                                           of Shares       Owned in Any
Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Director;          Beneficially    of the
Length of Service,             Number of Portfolios in Fund Complex Currently Overseen     Owned in the    Oppenheimer
Age                            by Director                                                 Fund            Funds

------------------------------------------------------------------------------------------ --------------- ----------------
------------------------------------------------------------------------------------------ --------------------------------

                                                                                               As of December 31, 2002

------------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------------ --------------- ----------------

John V. Murphy, President      Chairman,  Chief  Executive  Officer and  director  (since  $50,001 -       Over $100,000
and Director                   June 2001) and  President  (since  September  2000) of the  100,000
since 2001                     Manager;  President  and a  director  or  trustee of other
Age: 54                        Oppenheimer  funds;  President and a director  (since July
                               2001) of  Oppenheimer  Acquisition  Corp.,  the  Manager's
                               parent holding  company,  and of  Oppenheimer  Partnership
                               Holdings,  Inc.,  a  holding  company  subsidiary  of  the
                               Manager;    a   director    (since   November   2001)   of
                               OppenheimerFunds    Distributor,    Inc.,    the    Fund's
                               distributor;  Chairman and a director (since July 2001) of
                               Shareholder  Services,  Inc. and of Shareholder  Financial
                               Services,   Inc.,   transfer  agent  subsidiaries  of  the
                               Manager;  President  and a director  (since  July 2001) of
                               OppenheimerFunds   Legacy  Program,   a  charitable  trust
                               program  established  by the  Manager;  a director  of the
                               following   investment   advisory   subsidiaries   of  the
                               Manager:  OFI  Institutional  Asset  Management,  Inc. and
                               Centennial  Asset Management  Corporation  (since November
                               2001),  HarbourView  Asset Management  Corporation and OFI
                               Private  Investments,  Inc.  (since July 2001);  President
                               (since  November 1, 2001) and a director (since July 2001)
                               of  Oppenheimer  Real Asset  Management,  Inc.; a director
                               (since  November  2001) of Trinity  Investment  Management
                               Corp.  and Tremont  Advisers,  Inc.,  investment  advisory
                               affiliates  of  the  Manager;   Executive  Vice  President
                               (since  February  1997)  of   Massachusetts   Mutual  Life
                               Insurance   Company,   the  Manager's  parent  company;  a
                               director (since June 1995) of DLB Acquisition  Corporation
                               (a  holding  company  that  owns  the  shares  of David L.
                               Babson  &  Company,   Inc.);  formerly,   Chief  Operating
                               Officer  (from   September  2000  to  June  2001)  of  the
                               Manager;  President  and trustee  (from  November  1999 to
                               November   2001)  of  MML  Series   Investment   Fund  and
                               MassMutual   Institutional   Funds,   open-end  investment
                               companies;  a  director  (from  September  1999 to  August
                               2000) of C.M. Life  Insurance  Company;  President,  Chief
                               Executive  Officer and director  (from  September  1999 to
                               August 2000) of MML Bay State Life  Insurance  Company;  a
                               director  (from June 1989 to June  1998) of  Emerald  Isle
                               Bancorp  and  Hibernia   Savings   Bank,  a   wholly-owned
                               subsidiary   of  Emerald   Isle   Bancorp.   Oversees   75
                               portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------ --------------- ----------------

         The address of the Officers in the chart below is as follows: for Messrs. Molleur and Zack and Ms. Feld,
498 Seventh Avenue, New York, NY 10018, for Messrs. Masterson, Vottiero, Weiss and Wixted and Mses. Bechtolt,
Ives and Wolf, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

--------------------------------------------------------------------------------------------------------------------------
                                                  Officers of the Fund
--------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Name,                               Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund,
Length of Service,
Age

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Carol E. Wolf, Vice President and   Senior Vice  President  (since June 2000) of the Manager;  an officer of 6 portfolios
Portfolio Manager
since 1988                          in the OppenheimerFunds  complex; formerly Vice President of the Manager (June 1990 -
Age: 51                             June 2000).

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Barry D. Weiss, Vice President      Vice  President of the Manager  (since July 2001);  an officer of 6 portfolios in the
and Portfolio Manager since 2001    OppenheimerFunds  complex;  formerly  Assistant  Vice  President  and  Senior  Credit
Age: 39                             Analyst of the Manager  (February  2000-June  2001).  Prior to joining the Manager in
                                    February 2000, he was Associate Director,  Structured Finance, Fitch IBCA Inc. (April
                                    1998 - February 2000); and News Director,  Fitch Investors Service  (September 1996 -
                                    April 1998).

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Brian W. Wixted,                    Senior Vice  President  and  Treasurer  (since March 1999) of the Manager;  Treasurer
Treasurer since 1999                (since  March  1999)  of  HarbourView  Asset  Management   Corporation,   Shareholder
Age: 43                             Services, Inc., Oppenheimer Real Asset Management Corporation,  Shareholder Financial
                                    Services,  Inc.,  Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,
                                    Inc. (since March 2000),  OppenheimerFunds  International  Ltd. and  OppenheimerFunds
                                    plc (since May 2000) and OFI  Institutional  Asset  Management,  Inc. (since November
                                    2000)  (offshore fund management  subsidiaries  of the Manager);  Treasurer and Chief
                                    Financial  Officer  (since May 2000) of  Oppenheimer  Trust  Company (a trust company subsidiary of the Manager);  Assistant  Treasurer  (since March 1999) of  Oppenheimer
                                    Acquisition Corp. and  OppenheimerFunds  Legacy Program (since April 2000);  formerly
                                    Principal  and  Chief  Operating  Officer  (March  1995-March  1999),  Bankers  Trust
                                    Company-Mutual   Fund  Services  Division.   An  officer  of  91  portfolios  in  the
                                    OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Connie Bechtolt,                   Assistant Vice President of the Manager  (since September 1998); formerly
Assistant Treasurer since 2002     Manager/Fund Accounting (September 1994-September 1998) of the Manager. An officer of
Age: 40                            91 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Philip Vottiero,                   Vice  President/Fund  Accounting  of the Manager  (since  March 2002);  formerly  Vice
Assistant Treasurer since 2002     President/Corporate  Accounting of the Manager (July  1999-March  2002) prior to which
Age: 39                            he was Chief  Financial  Officer at Sovlink  Corporation  (April  1996-June  1999). An
                                   officer of 91 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Robert G. Zack,                    Senior Vice President  (since May 1985) and General  Counsel (since  February 2002) of
Secretary since 2001               the Manager;  General Counsel and a director (since November 2001) of OppenheimerFunds
Age: 54                            Distributor,  Inc.; Senior Vice President and General Counsel (since November 2001) of
                                   HarbourView  Asset  Management  Corporation;  Vice  President  and a  director  (since
                                   November 2000) of  Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice  President,
                                   General Counsel and a director (since  November 2001) of Shareholder  Services,  Inc.,
                                   Shareholder  Financial  Services,  Inc., OFI Private  Investments,  Inc.,  Oppenheimer
                                   Trust Company and OFI  Institutional  Asset Management,  Inc.;  General Counsel (since
                                   November 2001) of Centennial Asset Management Corporation;  a director (since November
                                   2001) of Oppenheimer Real Asset Management,  Inc.;  Assistant Secretary and a director
                                   (since November 2001) of  OppenheimerFunds  International  Ltd.; Vice President (since
                                   November 2001) of OppenheimerFunds Legacy Program;  Secretary (since November 2001) of
                                   Oppenheimer   Acquisition   Corp.;   formerly   Acting   General   Counsel   (November
                                   2001-February  2002) and  Associate  General  Counsel (May  1981-October  2001) of the
                                   Manager;  Assistant Secretary of Shareholder Services,  Inc. (May 1985-November 2001),
                                   Shareholder Financial Services, Inc. (November  1989-November 2001);  OppenheimerFunds
                                   International Ltd. and OppenheimerFunds  plc (October  1997-November 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Katherine P. Feld,                  Vice President and Senior  Counsel  (since July 1999) of the Manager;  Vice President
Assistant Secretary since 2001      (since June 1990) of OppenheimerFunds  Distributor,  Inc.;  Director,  Vice President
Age: 45                             and  Assistant   Secretary   (since  June  1999)  of  Centennial   Asset   Management
                                    Corporation;  Vice President (since 1997) of Oppenheimer Real Asset Management, Inc.;
                                    formerly Vice President and Associate  Counsel of the Manager (June 1990-July  1999).
                                    An officer of 91 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Kathleen T. Ives,                   Vice  President  and  Assistant  Counsel  (since  June  1998)  of the  Manager;  Vice
Assistant Secretary since 2001      President  (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice President and
Age: 37                             Assistant Secretary (since 1999) of Shareholder  Services,  Inc.; Assistant Secretary
                                    (since December 2001) of  OppenheimerFunds  Legacy Program and Shareholder  Financial
                                    Services,  Inc.;  formerly  Assistant  Vice  President and  Assistant  Counsel of the
                                    Manager  (August   1997-June  1998);   Assistant   Counsel  of  the  Manager  (August
                                    1994-August 1997). An officer of 91 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Philip T. Masterson,               Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an
Assistant Secretary since 2002     associate with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 91
Age: 39                            portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
----------------------------------- --------------------------------------------------------------------------------------

Denis R. Molleur,                   Vice President and Senior  Counsel of the Manager (since July 1999);  formerly a Vice
Assistant Secretary since 2001      President  and  Associate  Counsel of the  Manager  (September  1995-July  1999).  An
Age: 45                             officer of 82 portfolios in the OppenheimerFunds complex.

----------------------------------- --------------------------------------------------------------------------------------

         |X|  Remuneration  of  Directors.  The  officers  of the Fund and one of the  Directors  of the Fund  (Mr.
Murphy) who are  affiliated  with the Manager  receive no salary or fee from the Fund.  The remaining  Directors of the Fund  received the  compensation  shown below from the Fund with  respect to the Fund's  fiscal year ended July
31, 2003 The compensation  from all 31 of the Board I Funds (including the Fund) represents  compensation  received for  serving as a director  or trustee  and member of a  committee  (if  applicable)  of the boards of those  funds during the calendar year 2002.

--------------------------------- -----------------------------------------------------------------------------------------

                                  Total CompensationCompensation                             Retirement                                              Estimated Annual Retirement Benefits to be Paid Upon Retirement3
                                       From All From Fu
                                   Oppenheimer Funds
                                       For Which
Director Name and Other Fund          Individual
Position(s)                            Serves As
(as applicable)                    Trustee/Director    nd1                   Benefits Accrued as Part of Fund Expenses2

--------------------------------- -----------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Clayton K. Yeutter                         $5,2453              $3,979               $36,372               $71,792
Chairman of the Board

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Robert G. Galli                            $7,727               $6,009               $55,6785             $198,3865
Regulatory & Oversight Committee
Chairman

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Phillip Griffiths

Regulatory & Oversight Committee
Member and Governance Committee
Member                                     $4,4476              $1,432               $10,256               $60,861

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Leon Levy7                                 $12,691                $0                 $133,352              $173,700

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Benjamin Lipstein7                         $10,970              $1,929               $115,270              $150,152

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Joel W. Motley                             $1,0568                $0                    $0                 $14,453
Governance Committee Acting
Chairman and Regulatory & Oversigh
Committee Member                  t

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Elizabeth Moynihan7                        $7,727               $7,301               $57,086               $105,760

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Kenneth A. Randall                         $7,088               $1,532               $74,471               $97,012
Audit Committee Member and
Governance Committee Member

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Edward V. Regan                            $7,011               $3,847               $46,313               $95,960
Audit Committee Chairman and Proxy
Committee Chairman

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Russell S. Reynolds, Jr.                   $5,245               $4,261               $48,991               $71,792
Proxy Committee Member and Audit
Committee Member

---------------------------------------------------------------------------------------------------------------------------
------------------------------------- ------------------ --------------------- --------------------- ---------------------

Donald Spiro                               $4,682               $1,762               $9,3969               $64,080

------------------------------------- ------------------ --------------------- --------------------- ---------------------

1. Aggregate Compensation From Fund includes fees and deferred compensation,  if any, for a Director.

2. Estimated Annual Retirement Benefits to be Paid Upon Retirement is based on a straight  life payment plan election  with the  assumption  that a Director will retire at the age of 75 and is  eligible  (after 7 years of  service) to receive
retirement  plan  benefits  as  described  below  under   "Retirement  Plan  for
Directors."

3. Includes $1,311 deferred by Mr. Yeutter under the Deferred  Compensation Plan described below.

4. Includes  $24,989  estimated to be paid to Mr. Galli for serving as a trustee or director of 10 other

     Oppenheimer funds that are not Board I Funds.

5.  Includes  $92,626 paid to Mr. Galli for serving as trustee or director of 10 other Oppenheimer funds that are not Board I Funds.

Includes $4,447 deferred by Mr. Griffiths under the Deferred  Compensation  Plan described below.

Messrs.  Levy and Lipstein and Ms. Moynihan retired as Trustees from the Board I
Funds effective January 1, 2003, March 31, 2003 and July 31, 2003, respectively.
8. Includes $106  deferred by Mr.  Motley under the Deferred  Compensation  Plan described  below.

9. The amount for Mr. Spiro is based on the assumption that he will  retire at age 82 when he  becomes  eligible  to  receive  retirement  plan benefits (after 7 years of service).

Retirement  Plan for Directors.  The Fund has adopted a retirement plan that provides for payments to retired Independent  Directors.  Payments are up to 80%
of the average  compensation  paid during a Director's  five years of service in which the highest  compensation was received.  A Director must serve as director for any of the Board I Funds for at least  seven  years in order to be  eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit.  Each Director's retirement benefits will depend on the amount of the Director's  future  compensation and length of service.  Therefore the amount of those  benefits  cannot be  determined  at this  time,  nor can we estimate the number of years of credited  service that will be used to determine those benefits.

|X| Deferred Compensation Plan for Directors. The Board of Directors has adopted a Deferred  Compensation Plan for  disinterested  directors that enables them to elect to defer  receipt of all or a portion of the annual fees they are entitled to  receive  from the Fund.  Under  the plan,  the  compensation  deferred  by a
Director  is  periodically  adjusted  as though an  equivalent  amount  had been invested in shares of one or more  Oppenheimer  funds  selected by the Director.
The amount  paid to the  Director  under the plan is  determined  based upon the performance of the selected funds.

     Deferral of Directors'  fees under the plan will not materially  affect the
Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Director or to pay any  particular  level of compensation  to any Director.  Pursuant to an Order issued by the Securities and  Exchange  Commission,  the Fund may  invest  in the funds  selected  by the
Director under the plan without shareholder  approval for the limited purpose of determining the value of the Director's deferred fee account.

     |X|  Major  Shareholders.   As  of  August  27,  2003,  the  Manager  owned
166,960,069.360 shares (representing 8.56% of the Fund's outstanding shares.) As of that date,  no other persons owned of record or were known by the Fund to own beneficially 5% or more of the Fund's outstanding shares.

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's  portfolio  and  handles  its  day-to-day  business.  The  investment advisory  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the compilation and maintenance of records with respect to its operations,  the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major  categories  relate to interest,  taxes, fees to  disinterested  Directors,  legal  and  audit  expenses,  custodian  and transfer agent expenses, share issuance costs, certain printing and registration costs and  non-recurring  expenses,  including  litigation costs. The management fees paid by the Fund to the Manager are  calculated  at the rates  described in the Prospectus.

     |X| Annual Approval of Investment Advisory Agreement.  Each year, the Board of Directors,  including a majority of the Independent Directors, is required to approve the renewal of the investment advisory agreement. The Investment Company
Act requires  that the Board  request and evaluate and the Manager  provide such information  as may  be  reasonably  necessary  to  evaluate  the  terms  of the investment  advisory agreement.  The Board employs an independent  consultant to prepare a report that provides such  information  as the Board requests for this purpose.

     The Board reviewed the foregoing information in arriving at its decision to approve  the  investment  advisory  agreement.  Among other  factors,  the Board considered: o The nature, cost, and quality of the services provided to the Fund and its  shareholders;  o The  profitability  of the Fund to the Manager;  o The investment  performance of the Fund in comparison to regular market  indices;  o
Economies of scale that may be  available  to the Fund from the Manager;  o Fees paid by other mutual funds for similar services;  o The value and quality of any other benefits or services  received by the Fund from its relationship  with the
Manager;  and o The direct and indirect  benefits the Manager  received from its relationship  with the Fund. These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar  arrangements  permissible under Section 28(e) of the Securities Exchange Act.

     The Board  considered  that the Manager must be able to pay and retain high quality  personnel at  competitive  rates to provide  services to the Fund.  The
Board also considered that maintaining the financial viability of the Manager is important  so that the  Manager  will be able to  continue  to  provide  quality services  to the Fund and its  shareholders  in  adverse  times.  The Board also considered  the  investment  performance  of other mutual  funds  advised by the
Manager.  The  Board is aware  that  there  are  alternatives  to the use of the
Manager.

     These matters were also  considered by the Independent  Directors,  meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations. The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules  regarding  the  independence  of counsel.

     After careful deliberation,  the Board of concluded that it was in the best interest of shareholders to adopt a new investment advisory agreement, effective
December 12, 2002, which is the same as the previous  agreement,  except for the addition of a fee breakpoint on Fund assets in excess of $3.0 billion.  With the addition of that new breakpoint,  those rates are currently as follows: 0.45% of the first $500 million of aggregate net assets;  0.425% of the next $500 million of net assets; 0.40% of the next $500 million of net assets;  0.375% of the next
$1.5 billion of net assets;  and 0.35% of average annual net assets in excess of
$3.0  billion.  In  arriving  at a  decision  to approve  the Fund's  investment advisory  agreement,  the Board did not  single  out any one  factor or group of factors as being more important  than other factors,  but considered all factors together.  The Board judged the terms and conditions of the investment  advisory agreement,  including the investment advisory fee (as revised),  in light of all of the surrounding circumstances.

     The Agreement contains no expense limitation. However, independently of the
Agreement,  the Manager  has  voluntarily  undertaken  that it will pay all Fund expenses  (exclusive of non-recurring and extraordinary or exceptional costs and expenses) if and to the extent  necessary  for the Fund to maintain a stable net asset value of $1.00 per share. That voluntary expense assumption may be amended or terminated at any time without notice.

     The management  fees paid by the Fund to the Manager during the Fund's most recent three fiscal years are as follows:

Fiscal Year ending 7/31        Management Fee Paid to OppenheimerFunds, Inc.

 2001                                          $8,118,471

 2002                                          $8,271,152*

2003                                           $8,305,548

*Does not include expense reimbursements of $3,202,968 during that period.

     The  investment  advisory  agreement  states that in the absence of willful misfeasance  the Manager is not liable for any loss  sustained  by reason of the adoption of any  investment  policy or the  purchase,  sale or  retention of any security on its recommendation,  whether or not such  recommendation  shall have been based on its own  investigation  and  research  or upon  investigation  and research by any other individual, firm or corporation.  That recommendation must have been made, and such other  individual,  firm or corporation  must have been selected,  with due care and in good faith.  However, the Manager is not excused from liability for its willful misfeasance, bad faith or gross negligence in the performance  of its duties,  or its reckless  disregard of its  obligations  and duties, under the investment advisory agreement.

     The investment  advisory agreement permits the Manager to act as investment advisor  for  any  other  person,  firm  or  corporation  and  to use  the  name
"Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as  investment  advisor  to the  Fund,  the  right  of the  Fund to use the name
"Oppenheimer" as part of its name may be withdrawn.

The  Distributor.  Under  its  General  Distributor's  Agreement  with the Fund,
OppenheimerFunds  Distributor,  Inc., a subsidiary  of the Manager,  acts as the
Fund's principal  underwriter and Distributor in the continuous  public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses  normally  attributable to sales, including advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing shareholders.

     |X|   Portfolio   Transactions.   Portfolio   decisions   are  based   upon
recommendations  and judgment of the Manager subject to the overall authority of the  Board  of  Directors.  Most  purchases  made  by  the  Fund  are  principal transactions at net prices, so the Fund incurs little or no brokerage costs. The
Fund deals  directly  with the selling or  purchasing  principal or market maker without  incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services  of a broker.  Purchases  of  portfolio  securities  from  underwriters include a commission or concession  paid by the issuer to the  underwriter,  and purchases from dealers include a spread between the bid and asked prices.

     The Fund seeks to obtain prompt  execution of orders at the most  favorable net price. If dealers are used for portfolio  transactions,  transactions may be directed to dealers for their  execution  and  research  services.  The research services  provided by a  particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its  affiliates.  Investment  research received for the  commissions  of those other accounts may be useful both to the
Fund and one or more of such other accounts. Investment research services may be supplied  to the Manager by a third  party at the  instance of a broker  through which trades are placed.  It may include  information and analyses on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  receipt of market quotations for portfolio  evaluations,  information systems,  computer  hardware and similar  products and  services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views
and  comparisons  for  consideration,   and  helps  the  Manager  obtain  market
information  for the  valuation of  securities  held in the Fund's  portfolio or being considered for purchase.

     Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Fund and/or the other investment companies managed by the
Manager or distributed by the  Distributor may also be considered as a factor in the direction of transactions  to dealers.  That must be done in conformity with the price,  execution and other  considerations  and practices  discussed above.
Those other investment companies may also give similar consideration relating to the sale of the Fund's shares. No portfolio  transactions will be handled by any securities dealer affiliated with the Manager.

     The Fund's policy of investing in short-term  debt securities with maturity of less than one year  results in high  portfolio  turnover and may increase the
Fund's  transaction costs.  However,  since brokerage  commissions,  if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

 Performance of the Fund

Explanation of Performance  Terminology.  The Fund uses a variety of terms to  illustrate  its  performance.  These  terms  include
"yield,"  "compounded  effective yield" and "average annual total return."  An  explanation  of how  yields and total  returns  are calculated  is set forth below.  The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain  current  performance  information  by calling  the Fund's
Transfer   Agent   at   1.800.225.5677   or   by   visiting   the
OppenheimerFunds Internet website at www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. If the fund shows total returns in  addition  to its  yields,  the  returns  must be for the 1-, 5- and  10-year periods ending as of the most recent  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

Use of standardized  performance calculations enables an investor to compare the Fund's  performance  to the  performance  of other funds for the same periods.  However,  a number of factors should be considered before using the Fund's performance  information as a basis for  comparisons  with other  investments:

o  Yields  and  total  returns   measure  the  performance  of  a
   hypothetical  account in the Fund over various periods and do not
   show  the  performance  of  each  shareholder's   account.   Your
   account's  performance will vary from the model  performance data if your dividends are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different time than the shares used in the model.

o An  investment  in the Fund is not  insured  by the FDIC or any other government agency.

o The Fund's yield is not fixed or guaranteed and will fluctuate.

o Yields and total  returns for any given past  period  represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

o Yields. The Fund's current yield is calculated for a seven-day period  of  time as  follows.  First,  a base  period  return  is calculated for the seven-day period by determining the net change in the value of a  hypothetical  pre-existing  account having one share  at the  beginning  of the  seven-day  period.  The  change includes  dividends  declared on the original share and dividends declared on any shares  purchased  with  dividends on that share, but such  dividends  are  adjusted  to exclude  any  realized  or unrealized capital gains or losses affecting the

 The  compounded   effective  yield  for  a  seven-day  period  is
 calculated  by:

(1) adding 1 to the base period  return  (obtained  as  described above),

(2) raising the sum to a power equal to 365 divided by 7, and

(3) subtracting 1 from the result.

     The yield as calculated above may vary for accounts less than approximately
$100 in value due to the  effect of  rounding  off each  daily  dividend  to the nearest full cent.  The  calculation of yield under either  procedure  described above does not take into  consideration  any  realized  or  unrealized  gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the  return  on  dividends  declared  during a period  may not be the same on an annualized basis as the yield for that period.

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that the  investment  is redeemed at the end of the period.  The  cumulative total return  measures the change in value over the entire  period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total return over the entire  period.  However,  average  annual  total  returns  do not  show  actual year-by-year performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

     o Average Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending  Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                                1/n
                        ( ERV )
                        ( --- ) - 1 = Average Annual Total Return
                        (  P  )

     o  Cumulative  Total Return.  The  "cumulative  total return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

                        ERV - P
                        -------  = Total Return
                          P

 Yield                         Compounded               Average Annual
7 days ended 7/31/03)       Effective Yield             Total Returns
                           (7 days ended 7/31/03)       (at 7/31/03)

                                               1-Year    5 Years      10 Years

 0.43%                    0.43%                0.84%       3.59%        4.09%

     |X|  Other  Performance  Comparisons.  Yield  information  may be useful to investors in reviewing  the Fund's  performance.  The Fund may make  comparisons between its yield and that of other investments,  by citing various indices such as The Bank Rate Monitor  National  Index  (provided  by Bank Rate  Monitor(TM))
which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metropolitan  areas.  When  comparing  the  Fund's  yield  with  that  of  other
investments,   investors   should   understand  that  certain  other  investment
alternatives such as certificates of deposit, U.S. government securities,  money market  instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

     From time to time,  the Fund may  include in its  advertisements  and sales literature performance  information about the Fund cited in other newspapers and periodicals,  such  as  The  New  York  Times,  which  may  include  performance quotations from other sources.

     From time to time,  the Fund's  Manager may publish  rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of investor/shareholder services by third parties may compare the services of the  Oppenheimer  funds to those of other mutual fund families  selected by the rating or ranking services.
They may be based on the opinions of the rating or ranking service itself, based on its  research  or  judgment,  or  based on  surveys  of  investors,  brokers, shareholders or others.

ABOUT YOUR ACCOUNT

How to Buy Shares

               AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders --- must invest at least $500 before an Asset Builder Plan (described  below) can be established  on a new  account.  Accounts  established  prior  to
               November 1, 2001,  will remain at $25 for  additional  purchases.
               Shares  will  be  purchased  on  the  regular  business  day  the
               Distributor  is  instructed  to initiate the  Automated  Clearing
               House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares  purchased by the  proceeds of ACH  transfers on the business day the Fund receives Federal Funds for the purchase through  the ACH  system  before  the close of The New York Stock
               Exchange ("the  Exchange").  The Exchange normally closes at 4:00
               P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the  Exchange,  the shares will be purchased  and  dividends  will begin to accrue on the next regular  business day. The proceeds of ACH transfers are normally  received by the Fund three days after the transfers are initiated.  If the  proceeds of the ACH transfer are not received on a timely basis,  the Distributor  reserves the right to cancel the  purchase  order.  The  Distributor  and  the  Fund  are  not responsible  for any delays in purchasing  shares  resulting from delays in ACH transmissions.

               Asset Builder  Plans.  As explained in the  Prospectus,  you must initially establish your account with $500. Subsequently, you can
               establish  an  Asset  Builder  Plan  to  automatically   purchase
               additional  shares  directly from a bank account for as little as
               $50. For those accounts established prior to November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25.  Shares  purchased by Asset Builder
               Plan payments  from bank  accounts are subject to the  redemption restrictions  for recent  purchases  described in the Prospectus.
               Asset  Builder  Plans are  available  only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy  shares for
               OppenheimerFunds    employer-sponsored    qualified    retirement
               accounts.   Asset  Builder  Plans  also  enable  shareholders  of
               Oppenheimer  Cash  Reserves to use their  account to make monthly automatic  purchases  of shares of up to four  other  Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you select on your  application.
Neither the  Distributor,  the Transfer  Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmission.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for  which  the  Distributor  acts as the  distributor  and
Currently include the following:

Oppenheimer AMT-Free New York Municipals                      Oppenheimer Multiple Strategies Fund
Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                                    Oppenheimer Real Asset Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Strategic Income Fund
Oppenheimer Europe Fund                                       Oppenheimer Total Return Bond Fund
Oppenheimer Global Fund                                       Oppenheimer Trinity Core Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund, Inc.                                 Oppenheimer U.S. Government Trust
Oppenheimer High Yield Fund                                   Oppenheimer Value Fund
Oppenheimer International Bond Fund                           Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                         Rochester Fund Municipals
Oppenheimer International Small Company Fund                  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund                       OSM1 - Jennison Growth Fund
Oppenheimer Main Street Fund                                  OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund

And the following money market funds:
Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

     There is an initial  sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds  described  above  except the money  market funds and
Oppenheimer Senior Floating Rate Fund. Under certain circumstances  described in this Statement of Additional  Information,  redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

     Account Fees. As stated in the Prospectus,  a $12 annual fee is assessed on any  account  valued at less than  $500.  This fee will not be  assessed  on the following accounts:

o Accounts  that have  balances  below $500 due to the  automatic conversion of shares from Class B to Class A shares;

o Accounts with an active Asset Builder Plan,  payroll  deduction plan or a military allotment plan;

o  OppenheimerFunds-sponsored  group retirement accounts that are making continuing purchases;

o Certain  accounts held by  broker-dealers  through the National
  Securities Clearing Corporation; and

o  Accounts  that fall  below the $500  threshold  due  solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

     The fee is automatically  deducted from qualifying  accounts annually on or about the second to last  business day of  September.  This annual fee is waived for any  shareholders  who  elect to  access  their  account  documents  through electronic  document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary  source for their  general  servicing needs. To sign up to access account documents  electronically  via eDocs Direct, please visit the Service  Center on our website at  www.oppenheimerfunds.com  or call 1.888.470.0862 for instructions.

     Determination  of Net Asset Value Per Share.  The net asset value per share of the Fund is  determined  as of the close of business of the  Exchange on each day that the Exchange is open. The  calculation is done by dividing the value of the Fund's net assets by the number of shares that are outstanding. The Exchange normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some other days (for example,  in case of weather  emergencies  or on days falling before a
U.S.  holiday).   All  references  to  time  in  this  Statement  of  Additional
Information mean "Eastern time." The Exchange's most recent annual  announcement
(which is subject to change) states that it will close on New Year's Day, Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day. It may also close on other days.

     The Fund's  Board of  Directors  has adopted the  amortized  cost method to value the Fund's  portfolio  securities.  Under the  amortized  cost  method,  a security is valued  initially at its cost and its  valuation  assumes a constant amortization  of any premium or accretion  of any  discount,  regardless  of the impact of fluctuating  interest rates on the market value of the security.  This method does not take into  consideration any unrealized  capital gains or losses on securities.  While this method provides certainty in valuing  securities,  in certain  periods the value of a security  determined  by  amortized  cost may be higher or lower than the price the Fund would receive if it sold the security.

     The  Fund's  Board  of  Directors  has  established  procedures  reasonably designed  to  stabilize  the  Fund's net asset  value at $1.00 per share.  Those procedures  include a review of the Fund's  portfolio  holdings  by the Board of
Directors,  at intervals it deems  appropriate,  to determine whether the Fund's net asset value  calculated by using available market  quotations  deviates from
$1.00 per share based on amortized cost.

     The Board of Directors will examine the extent of any deviation between the
Fund's net asset value based upon  available  market  quotations  and  amortized cost.  If the  Fund's net asset  value  were to deviate  from $1.00 by more than
0.5%, Rule 2a-7 requires the Board of Directors to consider what action, if any, should be  taken.  If they find  that the  extent of the  deviation  may cause a material  dilution  or  other  unfair  effects  on  shareholders,  the  Board of
Directors  will take  whatever  steps it considers  appropriate  to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains,  selling  portfolio  instruments prior to maturity to realize  capital  gains or losses or to shorten the average maturity of the  portfolio,  or  calculating  net asset value per share by using available market quotations.

During periods of  declining  interest  rates,  the daily yield on shares of the
     Fund may tend to be lower (and net investment  income and dividends higher)
     than those of a fund  holding  the  identical  investments  as the Fund but which  used a method  of  portfolio  valuation  based on  market  prices or estimates of market prices.  During periods of rising interest  rates,  the daily  yield of the Fund would tend to be higher  and its  aggregate  value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The  information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the  shareholder's  account to cover the amount of the check. This enables the shareholder to continue receiving  dividends on those shares  until the check is  presented to the Fund.  Checks may not be presented  for payment at the offices of the Bank or the Fund's  custodian.
     This  limitation does not affect the use of checks for the payment of bills or to obtain cash at other  banks.  The Fund  reserves  the right to amend, suspend or discontinue  offering  checkwriting  privileges at any time. The
     Fund will provide you notice whenever it is required to do so by applicable law.

In   choosing to take advantage of the  Checkwriting  privilege,  by signing the account  application or by completing a Checkwriting  card, each individual who  signs:  (1) for  individual  accounts,  represents  that  they are the registered  owner(s)  of the  shares of the Fund in that  account;  (2) for
     accounts  for  corporations,   partnerships,  trusts  and  other  entities,
     represents  that they are an  officer,  general  partner,  trustee or other fiduciary or agent, as applicable,  duly authorized to act on behalf of the registered  owner(s);  (3)  authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund  account  of such  person(s)  and to redeem a  sufficient amount of shares  from that  account to cover  payment of each  check;  (4)
     specifically  acknowledges  that if they  choose  to  permit  checks  to be honored  if there is a single  signature  on  checks  drawn  against  joint accounts,  or  accounts  for  corporations,  partnerships,  trusts or other entities,  the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that  account  is  registered  in the names of more than one person or more than one  authorized  signature  appears  on the  Checkwriting  card or the application, as applicable; (5) understands that the Checkwriting privilege may be  terminated  or  amended  at any time by the Fund  and/or the Fund's bank;  and (6)  acknowledges  and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for  redeeming  shares to pay checks  reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made,  which is usually the Fund's next regular  business day following the redemption. In those circumstances,  the wire will not be transmitted until the next  bank  business  day on which  the Fund is open for  business.  No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Distributions  From   Retirement   Plans.   Requests  for   distributions   from
     OppenheimerFunds-sponsored   IRAs,   SEP-IRA's,   Simple  IRAs,   403(b)(7)
     custodial plans, 401(k) plans or pension or profit-sharing  plans should be
     addressed  to  "Director,   OppenheimerFunds  Retirement  Plans,"  c/o  the
     Transfer  Agent  at its  address  listed  in "How To  Sell  Shares"  in the
     Prospectus   or  on  the  back  cover  of  this   Statement  of  Additional
     Information.  The request must: (1) state the reason for the  distribution;
     (2) state the owner's  awareness of tax  penalties if the  distribution  is premature;  and (3) conform to the  requirements of the plan and the Fund's other redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

     Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of the  Exchange on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day (normally
5:00 P.M.).

Ordinarily,  for  accounts  redeemed by a  broker-dealer  under this  procedure, payment will be made within three  business days after the shares have been
     redeemed  upon  the  Distributor's   receipt  of  the  required  redemption
     documents in proper form. The signature(s) of the registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

     Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the
Fund valued at $5,000 or more can authorize the Transfer  Agent to redeem shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.  The Fund cannot guarantee  receipt of a payment on the date  requested.  The Fund  reserves  the right to amend,  suspend or discontinue offering these plans at any time without prior notice.

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such  plans as stated  below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under withdrawal  plans  should  not be  considered  as a  yield  or  income  on  your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the Plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The  amount  Centennial  New  York and the  interval  of Tax  Exempt  Trust disbursement  payments  and the  address  to which  checks  are to be  mailed or
AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the  Transfer  Agent.  The  Planholder  should  allow at least two weeks' time after mailing such  notification  for the requested change to be put in effect.  The  Planholder  may, at any time,  instruct the  Transfer  Agent by written notice to redeem all, or any part of, the shares held under the Plan (in proper form in accordance with the requirements of the  then-current  Prospectus of the Fund).  In that case, the Transfer Agent will redeem the number of shares requested  at the net asset  value per share in effect and will mail a check for the proceeds to the Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use shares held under the Plan as collateral  for a debt, the Planholder may  request  issuance  of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer  Agent will  determine  the number of shares  for which a  certificate  may be issued  without  causing  the withdrawal checks to stop.  However,  should such  uncertificated  shares become exhausted, Plan withdrawals will terminate.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds.  Shares of this Fund are deemed to be
"Class A  Shares"  for this  purpose.  You can  obtain a  current  list of funds showing which funds offer which classes by calling the Distributor.

     o All of the  Oppenheimer  funds  currently  offer  Class  A, B, C, N and Y shares with the following exceptions:

     The  following  funds only offer Class A shares:

Centennial  America Fund, L.P.

Centennial California Tax Exempt Trust      Centennial New York Tax Exempt Trust
Centennial Government Trust                 Oppenheimer Money Market Fund, Inc.
Centennial Money Market Trust

The following funds do not offer Class N shares:
         Oppenheimer AMT-Free New York Municipals                 Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer California Municipal Fund                    Oppenheimer Rochester National Municipals
         Oppenheimer Limited Term Municipal Fund                  Oppenheimer Senior Floating Rate Fund
         Oppenheimer Municipal Bond Fund                          Limited Term New York Municipal Fund
         Oppenheimer New Jersey Municipal Fund                    Rochester Fund Municipals

         The following funds do not offer Class Y shares:
        Oppenheimer AMT-Free New York Municipals                  Oppenheimer Limited Term Municipal Fund
        Oppenheimer California Municipal Fund                     Oppenheimer Multiple Strategies Fund
        Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
        Oppenheimer Cash Reserves                                 Oppenheimer Pennsylvania Municipal Fund
        Oppenheimer Champion Income Fund                          Oppenheimer Principal Protected Main Street Fund
        Oppenheimer Convertible Securities Fund                   Oppenheimer Quest Capital Value Fund, Inc.
        Oppenheimer Disciplined Allocation Fund                   Oppenheimer Quest International Value Fund, Inc.
        Oppenheimer Developing Markets Fund                       Oppenheimer Rochester National Municipals
        Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Senior Floating Rate Fund
        Oppenheimer International Bond Fund                       Oppenheimer Small Cap Value Fund
        Oppenheimer International Growth Fund                     Oppenheimer Total Return Bond Fund
        Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

     o Class B,  Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by  exchange  from the same  class of shares of other
Oppenheimer funds or through OppenheimerFunds-sponsored 401 (k) plans.

     o Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged  for shares of any other fund.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except  Class A shares of  Oppenheimer  Money  Market Fund or  Oppenheimer  Cash
Reserves acquired by exchange of Class M shares.

     o Class X shares of Limited Term New York  Municipal  Fund may be exchanged only for Class B shares of other  Oppenheimer funds and no exchanges may be made to Class X shares.

     o Shares of Oppenheimer Capital  Preservation Fund may not be exchanged for shares of this Fund,  Oppenheimer  Cash  Reserves  or  Oppenheimer  Limited-Term
Government  Fund.  Only  participants in certain  retirement  plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange  shares of other  Oppenheimer  funds for shares of Oppenheimer  Capital
Preservation Fund.

     o Class A shares of Oppenheimer Senior Floating Rate Fund are not available by  exchange  of  shares  of this  Fund or Class A shares  of  Oppenheimer  Cash
Reserves.

     o Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and
Oppenheimer  Select  Managers  QM Active  Balanced  Fund are only  available  to retirement  plans and are  available  only by  exchange  from the same  class of shares of other Oppenheimer funds held by retirement plans.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of any money  market fund offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be exchanged for shares of  Oppenheimer  funds  offered  with a sales  charge upon  payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

     o Shares of this Fund purchased  with the redemption  proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries)
redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other  Oppenheimer funds without being subject to an initial sales charge or contingent  deferred sales charge. To qualify for that privilege,  the investor or the investor's dealer must notify the Distributor of eligibility for this  privilege at the time the Fund shares are  purchased.  If requested,  they must supply proof of entitlement to this privilege.

     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.

     o Shares of  Oppenheimer  Principal  Protected  Main Street  Fund  acquired during the Offering Period by reinvestment  of dividends or  distributions  from any of the other  Oppenheimer  funds or from any unit investment trust for which reinvestment  arrangements  have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge. However, when shares of this Fund acquired  by exchange of (i) Class A shares of other  Oppenheimer  funds  (other than Rochester Fund  Municipals or Oppenheimer  Rochester  National  Municipals)
purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  18 months  measured  from the  beginning  of the  calendar  month of the initial  purchase  of the  exchanged  shares,  or (ii)  Class A shares of either
Rochester Fund Municipals or Oppenheimer Rochester National Municipals purchased subject to a Class A contingent  deferred  sales  charge are redeemed  within 24 months of the  beginning  of the calendar  month of the initial  purchase of the exchanged  Class A  shares,  the Class A  contingent  deferred  sales  charge is imposed on the redeemed shares.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for exchanges of up to 50  accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the  exchange  request may be  submitted.  For full or partial  exchanges  of an account made by telephone,  any special  account  features such as Asset Builder
Plans,  Automatic  Withdrawal  Plans and retirement plan  contributions  will be switched to the new account unless the Transfer  Agent is instructed  otherwise.
If all telephone lines are busy (which might occur, for example,  during periods of substantial market  fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan,  will be switched  to the new fund  account  unless you tell the  Transfer
Agent not to do so. However,  special  redemption and exchange  features such as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional  Information  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another. The Fund, the Distributor, and the Transfer Agent are  unable to  provide  investment,  tax or legal  advice to a  shareholder  in connection with an exchange request or any other investment transaction.

Dividends and Taxes

     Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends. Dividends, distributions
(if any) and proceeds of the  redemption  of Fund shares  represented  by checks returned to the Transfer  Agent by the Postal Service as  undeliverable  will be invested  in  shares  of the  Fund.  Reinvestment  will be made as  promptly  as possible  after the return of such checks to the Transfer  Agent,  to enable the investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders  or their  representatives  for compliance with those laws in good faith.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Fund's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations  generally  affecting the Fund and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.  Potential purchasers of shares of the Fund are urged to consult their tax advisers  with specific  reference to their own tax  circumstances as well as the  consequences of federal,  state and local tax rules affecting an investment in the Fund.

     |X| Qualification as a Regulated  Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses,  and net  short-term  capital gain in excess of net long-term  capital loss) and capital gain net income (that is, the excess of net long-term  capital gains over net short-term  capital losses) that it distributes to  shareholders.
That  qualification  enables the Fund to "pass  through" its income and realized capital gains to  shareholders  without having to pay tax on them. This avoids a
"double tax" on that income and capital gains, since shareholders  normally will be taxed on the  dividends  and capital gains they receive from the Fund (unless their  Fund  shares  are held in a  retirement  account  or the  shareholder  is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     |X|  Excise  Tax on  Regulated  Investment  Companies.  Under the  Internal
Revenue  Code,  by December 31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through  October 31 of the current  year. If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently  anticipated that the Fund will meet  those  requirements.  To meet this  requirement,  in certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Directors and the Manager might  determine in a particular year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     |X|  Taxation  of Fund  Distributions.  The Fund  anticipates  distributing substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder

(1)  who has failed to provide a correct,  taxpayer  identification number or to properly  certify that number when  acquired,

(2)  who is subject to backup  withholding  for failure to report the receipt of interest or dividend income  properly,  or

(3)  who has failed to certify to the Fund that the  shareholder  is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).
     All  income  and any tax  withheld  by the  Fund is  remitted  by the  U.S.
     Treasury and is identified in reports mailed to  shareholders in January of each year.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions in Class A shares of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made without  sales charge at the net asset value per share in effect at the close of business on the payable  date of the  dividend  or  distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an  existing  account in the fund  selected  for  reinvestment.  Otherwise,  the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Custodian.  Citibank,  N.A. is the Custodian of the Fund's assets.  The
Custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is be the  practice  of the Fund to deal with the  Custodian  in a manner uninfluenced by any banking  relationship the Custodian may have with the
Manager and its  affiliates.  The Fund's cash  balances  with the  Custodian  in excess of  $100,000  are not  protected  by  Federal  deposit  insurance.  Those uninsured balances at times may be substantial.

     Independent  Auditors.  KPMG LLP are the independent  auditors of the Fund.
They audit the Fund's  financial  statements  and perform  other  related  audit services.  They also act as  auditors  for certain  other  funds  advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Directors and Shareholders of
 Oppenheimer Money Market Fund, Inc.:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Money Market Fund, Inc. as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

  /s/ KPMG LLP
 KPMG LLP

 Denver, Colorado
 August 21, 2003

STATEMENT OF INVESTMENTS  July 31, 2003

                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 Certificates of Deposit--8.6%
--------------------------------------------------------------------------------
 Domestic Certificates of Deposit--4.1%
 Bank of New York,
 1.29%, 8/21/03                                     $15,000,000   $   15,000,165
--------------------------------------------------------------------------------
 Citibank NA,
 1.055%, 10/30/03                                    25,000,000       25,000,000
--------------------------------------------------------------------------------
 National Bank of
 Commerce,
 Tennessee:
 1.225%, 6/14/04 1                                   10,000,000        9,998,991
 1.256%, 5/12/04 1                                   10,000,000       10,000,000
--------------------------------------------------------------------------------
 Wells Fargo Bank NA,
 1.04%, 10/27/03                                     20,000,000       19,999,275
                                                                 ---------------
                                                                      79,998,431

--------------------------------------------------------------------------------
 Yankee Certificates of Deposit--4.5%
 BNP Paribas,
 Chicago,
 1.22%, 8/25/03                                      20,000,000       20,000,000
--------------------------------------------------------------------------------
 Canadian Imperial
 Bank of Commerce,
 New York:
 1.22%, 8/14/03                                      20,000,000       20,000,000
 1.23%, 8/7/03                                       15,000,000       15,000,000
--------------------------------------------------------------------------------
 Royal Bank of
 Scotland, New York,
 1.05%, 8/13/03                                      15,000,000       15,000,000
--------------------------------------------------------------------------------
 Svenska
 Handelsbanken,
 New York,
 1.17%, 10/3/03                                      18,000,000       18,000,000
                                                                  --------------
                                                                      88,000,000
                                                                  --------------
 Total Certificates of
 Deposit (Cost $167,998,431)                                         167,998,431

--------------------------------------------------------------------------------
 Direct Bank Obligations--18.8%

 AB SPINTAB:
 0.935%, 10/27/03                                    13,400,000       13,369,722
 0.99%, 8/26/03                                       5,000,000        4,996,597
 1.21%, 8/14/03                                      17,000,000       16,992,547
--------------------------------------------------------------------------------
 Bank of New York,
 1.87%, 8/5/03                                       10,000,000       10,000,655
--------------------------------------------------------------------------------
 Bank One NA:
 1.17%, 11/6/03                                      12,500,000       12,500,979
 1.25%, 8/15/03                                      10,000,000        9,999,981
--------------------------------------------------------------------------------
 Barclays US
 Funding Corp.,
 1.145%, 11/19/03                                    13,500,000       13,452,769

                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 Direct Bank Obligations Continued

 BNP Paribas
 Finance, Inc.,
 1.03%, 11/14/03                                   $ 15,000,000   $   14,954,937
--------------------------------------------------------------------------------
 Credit Lyonnais
 North America, Inc.:
 1.245%, 10/10/03                                    20,000,000       19,951,584
 1.265%, 10/9/03                                     18,500,000       18,455,145
--------------------------------------------------------------------------------
 Danske Corp.,
 Series A:
 1.21%, 8/18/03                                      15,000,000       14,991,429
 1.21%, 8/20/03                                      15,000,000       14,990,342
--------------------------------------------------------------------------------
 Governor & Co.
 of the Bank
 of Ireland:
 1.15%, 11/17/03 2                                   15,000,000       14,948,250
 1.205%, 8/28/03 2                                   10,000,000        9,990,962
--------------------------------------------------------------------------------
 HBOS Treasury
 Services:
 1.03%, 10/6/03                                      10,500,000       10,480,172
 1.035%, 10/3/03                                     20,000,000       19,963,775
--------------------------------------------------------------------------------
 NATC
 California LLC,
 1.05%, 10/21/03                                     10,000,000        9,976,375
--------------------------------------------------------------------------------
 Nationwide
 Building Society,
 1.03%, 9/15/03                                      19,000,000       18,975,537
--------------------------------------------------------------------------------
 Nordea North
 America, Inc.:
 1.03%, 10/17/03                                     10,000,000        9,977,969
 1.04%, 10/21/03                                     10,000,000        9,976,600
 1.23%, 8/4/03                                       25,000,000       24,997,438
--------------------------------------------------------------------------------
 Societe General
 North America:
 1.02%, 9/3/03                                       15,000,000       14,985,975
 1.17%, 10/1/03                                      15,000,000       14,970,263
--------------------------------------------------------------------------------
 Svenska
 Handelsbanken, Inc.,
 Series S,
 1.27%, 8/12/03                                       9,000,000        8,996,508
--------------------------------------------------------------------------------
 Wells Fargo Bank NA:
 1.04%, 8/26/03                                      25,000,000       24,999,997
 1.22%, 8/15/03                                      10,000,000       10,000,000
                                                                   -------------
 Total Direct Bank
 Obligations (Cost $367,896,508)                                     367,896,508

--------------------------------------------------------------------------------
 Short-Term Notes--59.1%
--------------------------------------------------------------------------------
 Asset-Backed--16.6%
 Atlantic Asset
 Securitization Corp.,
 1.08%, 8/18/03 2                                    13,819,000       13,811,952

                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 Asset-Backed Continued
 Crown Point
 Capital Co.:
 1%, 12/12/03 2                                    $ 15,600,000   $   15,542,367
 1.05%, 10/17/03 2                                   15,000,000       14,966,312
--------------------------------------------------------------------------------
 Fairway Finance Corp.:
 1.23%, 8/15/03 2                                     4,500,000        4,497,847
 1.23%, 9/25/03 2                                    12,769,000       12,745,005
--------------------------------------------------------------------------------
 GOVCO, Inc.:
 1.04%, 10/20/03 2                                   15,000,000       14,965,333
 1.20%, 9/15/03 2                                     3,000,000        2,995,500
--------------------------------------------------------------------------------
 Grampian
 Funding LLC:
 1.05%, 10/23/03 2                                   10,000,000        9,975,792
 1.08%, 9/4/03 2                                     28,000,000       27,971,440
--------------------------------------------------------------------------------
 Lexington Parker
 Capital Co. LLC:
 1.08%, 10/24/03 2                                   13,553,000       13,518,846
 1.23%, 8/21/03 2                                    15,000,000       14,989,750
 1.23%, 9/2/03 2                                     18,000,000       17,980,320
 1.23%, 9/8/03 2                                      5,900,000        5,893,835
--------------------------------------------------------------------------------
 Neptune Funding Corp.:
 1%, 9/30/03 2                                        6,449,000        6,438,467
 1.09%, 9/19/03 2                                     9,900,000        9,885,312
 1.11%, 10/29/03 2                                   11,300,000       11,268,991
 1.23%, 12/3/03 2                                     3,000,000        2,987,290
 1.31%, 8/11/03 2                                    15,000,000       14,994,542
--------------------------------------------------------------------------------
 New Center
 Asset Trust,
 1.04%, 10/8/03                                       5,800,000        5,788,606
--------------------------------------------------------------------------------
 Perry Global
 Funding LLC, Series A:
 0.95%, 9/25/03 2                                    29,000,000       28,957,772
 1.05%, 10/24/03 2                                   15,000,000       14,963,250
 1.23%, 8/27/03 2                                     4,000,000        3,996,447
 1.26%, 10/14/03 2                                   10,000,000        9,974,100
--------------------------------------------------------------------------------
 Scaldis Capital LLC:
 1.115%, 8/29/03 2                                   20,000,000       19,982,656
 1.24%, 9/16/03 2                                    11,000,000       10,982,571
--------------------------------------------------------------------------------
 Yorktown
 Capital LLC,
 1.08%, 8/22/03 2                                    14,112,000       14,103,109
                                                                  --------------
                                                                     324,177,412

--------------------------------------------------------------------------------
 Automobiles--1.3%
 BMW US
 Capital Corp.,
 1.22%, 8/19/03                                      25,000,000       24,984,750

                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 Capital Markets--10.5%
 Banc of America
 Securities LLC,
 1.19%, 8/1/03 1                                   $ 50,000,000     $ 50,000,000
--------------------------------------------------------------------------------
 Bear Stearns
 Cos., Inc.,
 1.04%, 9/4/03                                       15,000,000       14,985,267
--------------------------------------------------------------------------------
 Goldman Sachs
 Group LP:
 1.23%, 11/24/03                                      5,000,000        5,000,000
 1.25%, 11/24/03 3                                   15,000,000       15,000,000
 1.26%, 9/8/03 3                                     10,000,000       10,000,000
 1.28%, 9/10/03 3                                     9,250,000        9,250,000
 1.30%, 10/31/03 3                                    5,000,000        5,000,000
--------------------------------------------------------------------------------
 Morgan Stanley,
 0.875%, 12/2/03 1                                   47,000,000       47,000,000
--------------------------------------------------------------------------------
 Wachovia
 Securities LLC,
 1.29%, 3/26/04 1                                    50,000,000       50,000,000
                                                                  --------------
                                                                     206,235,267

--------------------------------------------------------------------------------
 Chemicals--2.8%
 BASF AG:
 1.23%, 8/7/03 2                                     15,000,000       14,996,925
 1.26%, 8/29/03 2                                    40,000,000       39,960,800
                                                                  --------------
                                                                      54,957,725

--------------------------------------------------------------------------------
 Commercial Banks--1.3%
 JPMorgan
 Chase Bank,
 1.03%, 10/22/03                                     25,000,000       24,941,347
--------------------------------------------------------------------------------
 Diversified Financial Services--0.8%
 General Electric
 Capital Corp.,
 1.27%, 8/7/03                                       15,000,000       14,996,825
--------------------------------------------------------------------------------
 Food Products--2.6%
 Nestle Capital Corp.:
 1.04%, 10/2/03 2                                    15,000,000       14,973,133
 1.04%, 10/28/03 2                                   25,000,000       24,936,444
 1.14%, 9/2/03 2                                     10,000,000        9,989,867
                                                                  --------------
                                                                      49,899,444

--------------------------------------------------------------------------------
 Insurance--7.2%
 General Electric
 Capital Assurance Co.,
 1.17%, 12/1/03 1,3                                  37,000,000       37,000,000
--------------------------------------------------------------------------------
 Jackson National
 Life Insurance Co.:
 1.13%, 7/30/04 1                                     2,000,000        2,000,000
 1.29%, 3/1/04 1                                     30,000,000       30,000,000

STATEMENT OF INVESTMENTS  Continued

                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 Insurance Continued
 MetLife
 Funding, Inc.,
 1.07%, 11/7/03                                    $ 15,993,000   $   15,946,416
--------------------------------------------------------------------------------
 Pacific Life
 Insurance Co.,
 1.20%, 8/1/03 1,3                                   20,000,000       20,000,000
--------------------------------------------------------------------------------
 Prudential Insurance
 Co. of America,
 1.11%, 10/1/03 1                                    25,000,000       25,000,000
--------------------------------------------------------------------------------
 United of Omaha
 Life Insurance Co.,
 1.22%, 8/1/03 1,3                                   10,000,000       10,000,000
                                                                  --------------
                                                                     139,946,416

--------------------------------------------------------------------------------
 Leasing & Factoring--3.8%
 American Honda
 Finance Corp.:
 1.239%, 2/4/04 1,4                                  10,000,000       10,000,000
 1.27%, 8/4/03 1,4                                   25,000,000       25,000,000
--------------------------------------------------------------------------------
 Volkswagen of
 America:
 1.15%, 9/12/03 2                                    15,000,000       14,979,875
 1.16%, 8/20/03 2                                    15,000,000       14,990,817
 1.24%, 8/1/03 2                                     10,000,000       10,000,000
                                                                  --------------
                                                                      74,970,692

--------------------------------------------------------------------------------
 Oil & Gas--1.3%
 Total Capital:
 1.265%, 8/6/03 2                                    15,000,000       14,997,365
 1.265%, 8/11/03 2                                   11,300,000       11,296,029
                                                                  --------------
                                                                      26,293,394

--------------------------------------------------------------------------------
 Special Purpose Financial--10.9%
 AriesOne
 Metafolio Corp.,
 1.08%, 8/8/03 2                                     10,000,000        9,997,900
--------------------------------------------------------------------------------
 Cooperative Assn. of
 Tractor Dealers, Inc.,
 Series A:
 0.95%, 12/19/03                                     17,000,000       16,937,195
 1%, 12/16/03                                         8,600,000        8,567,272
--------------------------------------------------------------------------------
 Cooperative Assn. of
 Tractor Dealers,
 Inc., Series B,
 1.27%, 8/22/03                                      11,500,000       11,491,480

                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 Special Purpose Financial Continued
 CORSAIR Trust,
 Series 1-1005,
 1.339%, 9/17/03 1,4                               $ 20,000,000   $   20,000,000
--------------------------------------------------------------------------------
 Independence
 Funding LLC,
 1.05%, 8/28/03 4                                    15,000,000       14,988,188
--------------------------------------------------------------------------------
 Intrepid Funding
 Master Trust--
 Series 1999A,
 1.09%, 8/27/03 4                                    31,604,000       31,579,121
--------------------------------------------------------------------------------
 K2 (USA) LLC,
 1.057%, 7/15/04 1,4                                 10,000,000        9,997,000
--------------------------------------------------------------------------------
 LINKS Finance LLC,
 1.23%, 8/6/03 2                                     20,000,000       19,996,583
--------------------------------------------------------------------------------
 Parkland (USA) LLC,
 1.09%, 2/24/04 1,4                                  20,000,000       20,000,000
--------------------------------------------------------------------------------
 RACERS, Series
 2002-31-C,
 1.10%, 9/3/03 1,3                                   20,000,000       19,973,200
--------------------------------------------------------------------------------
 RACERS, Series
 2002-36-C,
 1.10%, 10/1/03 1,3                                  20,000,000       19,971,800
--------------------------------------------------------------------------------
 RACERS, Series
 2002-42-C,
 1.12%, 11/17/03 1,3                                 10,000,000        9,985,840
                                                                  --------------
                                                                     213,485,579
                                                                  --------------
 Total Short-Term Notes
 (Cost $1,154,888,851)                                             1,154,888,851

--------------------------------------------------------------------------------
 U.S. Government Agencies--11.9%

 Federal Home
 Loan Bank:
 1.07%, 7/14/04                                      15,000,000       15,000,000
 1.23%, 7/6/04                                       12,000,000       12,000,000
--------------------------------------------------------------------------------
 Federal Home
 Loan Mortgage
 Corp.:
 1.01%, 12/31/03                                     10,000,000        9,957,355
 1.05%, 12/1/03                                      14,850,000       14,797,159
 1.06%, 11/21/03                                     10,000,000        9,967,022
 1.08%, 12/12/03                                     10,000,000        9,960,100
 1.165%, 10/9/03                                     25,000,000       24,944,417

                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 U.S. Government Agencies Continued

 Federal National
 Mortgage Assn.:
 1.03%, 10/22/03                                   $ 15,000,000   $   14,964,808
 1.035%, 12/29/03                                    10,000,000        9,957,500
 1.08%, 11/19/03                                     15,000,000       14,947,750
 1.085%, 9/3/03                                      20,000,000       19,979,558
 1.14%, 11/26/03                                     20,000,000       19,925,900
 1.16%, 10/8/03                                      20,000,000       19,956,178
 1.25%, 7/7/04                                       10,000,000       10,000,000
--------------------------------------------------------------------------------
 FNMA Master
 Credit Facility:
 0.95%, 1/2/04                                       10,000,000        9,959,361
 1.19%, 9/2/03                                       10,000,000        9,989,422
 1.20%, 9/2/03                                        7,475,000        7,467,027
                                                                  --------------
 Total U.S. Government
 Agencies (Cost $233,773,557)                                        233,773,557

 -------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $1,924,557,347)                                     98.4%   1,924,557,347
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                         1.6       30,810,178
                                                          ----------------------
 Net Assets                                               100.0%  $1,955,367,525
                                                          ======================

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the
Securities Act of 1933. Such securities amount to $544,443,756, or 27.84% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.
3. Identifies issues considered to be illiquid. See Note 4 of Notes to
Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Directors. These securities amount to $131,564,309 or 6.73% of the Fund's net assets as of July 31, 2003.

See accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003

--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $1,924,557,347)--see
 accompanying statement                                           $1,924,557,347
--------------------------------------------------------------------------------
 Cash                                                                  6,844,756
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                     33,000,000
 Shares of capital stock sold                                          4,768,973
 Interest                                                              1,409,276
 Other                                                                   109,893
                                                                  --------------
 Total assets                                                      1,970,690,245

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of capital stock redeemed                                     13,710,848
 Transfer and shareholder servicing agent fees                           456,735
 Shareholder reports                                                     443,933
 Directors' compensation                                                 379,324
 Dividends                                                               243,908
 Other                                                                    87,972
                                                                  --------------
 Total liabilities                                                    15,322,720

--------------------------------------------------------------------------------
 Net Assets                                                       $1,955,367,525
                                                                  ==============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of capital stock                             $  195,530,252
--------------------------------------------------------------------------------
 Additional paid-in capital                                        1,759,837,273
                                                                  --------------
 Net Assets--applicable to 1,955,302,521 shares of
 capital stock outstanding                                        $1,955,367,525
                                                                  ==============

--------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and
 Offering Price Per Share                                                  $1.00

 See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2003

--------------------------------------------------------------------------------
 Investment Income

 Interest                                                           $31,272,795
--------------------------------------------------------------------------------
 Dividends                                                                2,322
                                                                    ------------
 Total investment income                                             31,275,117

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                      8,305,548
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                        4,815,052
--------------------------------------------------------------------------------
 Shareholder reports                                                  1,073,616
--------------------------------------------------------------------------------
 Directors' compensation                                                105,941
--------------------------------------------------------------------------------
 Custodian fees and expenses                                             25,559
--------------------------------------------------------------------------------
 Other                                                                  253,252
                                                                    ------------
 Total expenses                                                      14,578,968
 Less reduction to custodian expenses                                    (9,603)
                                                                    ------------
 Net expenses                                                        14,569,365

--------------------------------------------------------------------------------
 Net Investment Income                                               16,705,752

--------------------------------------------------------------------------------
 Net Realized Gain on Investments                                       194,006

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations               $16,899,758
                                                                    ============

 See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended July 31,                                                     2003                2002
--------------------------------------------------------------------------------------------------

 Operations

 Net investment income                                         $   16,705,752      $   37,733,854
--------------------------------------------------------------------------------------------------
 Net realized gain                                                    194,006             146,424
                                                               -----------------------------------
 Net increase in net assets resulting
 from operations                                                   16,899,758          37,880,278

--------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income                             (16,705,752)        (37,571,861)
--------------------------------------------------------------------------------------------------
 Distributions from net realized gain                                (183,666)           (161,993)

--------------------------------------------------------------------------------------------------
 Capital Stock Transactions

 Net decrease in net assets resulting from
 capital stock transactions                                      (138,126,578)        (34,710,037)

--------------------------------------------------------------------------------------------------
 Net Assets

 Total decrease                                                  (138,116,238)        (34,563,613)
--------------------------------------------------------------------------------------------------
 Beginning of period                                            2,093,483,763       2,128,047,376
                                                               -----------------------------------
 End of period                                                 $1,955,367,525      $2,093,483,763
                                                               ===================================

 See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

 Year Ended July 31                                        2003          2002        2001        2000          1999
----------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                     $1.00         $1.00       $1.00       $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                    .01           .02         .05         .05           .05
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.01)         (.02)       (.05)       (.05)         (.05)
 Distributions from net realized gain                        -- 1          -- 1        --          --            --
                                                          ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.01)         (.02)       (.05)       (.05)         (.05)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $1.00         $1.00       $1.00       $1.00         $1.00
                                                          ============================================================

----------------------------------------------------------------------------------------------------------------------
 Total Return 2                                            0.84%         1.88%       5.32%       5.38%         4.61%

----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                 $1,955        $2,093      $2,128      $1,812        $1,496
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                        $2,014        $2,006      $1,968      $1,712         $1,371
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                     0.83%         1.88%       5.14%       5.27%         4.51%
 Expenses, gross                                           0.72%         0.79%       0.68%       0.78%         0.78%
 Expenses, net                                             0.72% 4       0.63% 4,5   0.68% 4     0.78% 4       0.78% 4

1. Less than $0.005 per share.
2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is
OppenheimerFunds, Inc. (the Manager).
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

             Undistributed Net            Undistributed        Accumulated Loss
             Investment Income            Long-Term Gain           Carryforward
            -------------------------------------------------------------------
             $664,725                                $--                    $--

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

           To (From)              From                                     Net
           Ordinary            Capital           Tax Return         Investment
           Income (Loss)         Gain 1           of Capital               Loss
          ---------------------------------------------------------------------
           $--                  $10,340                  $--                $--

1. $10,340, all of which was long-term capital gains, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended July 31, 2003 and July 31, 2002 was as follows:

                                       Year Ended            Year Ended
                                    July 31, 2003         July 31, 2002
      -----------------------------------------------------------------
      Distributions paid from:
      Ordinary income                 $16,705,752           $37,571,861
      Long-term capital gain              183,666               161,993
                                      ---------------------------------
      Total                           $16,889,418           $37,733,854
                                      =================================

--------------------------------------------------------------------------------
Directors' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended
July 31, 2003, the Fund's projected benefit obligations were increased by
$32,053 and payments of $18,460 were made to retired directors, resulting in an accumulated liability of $369,614 as of July 31, 2003. The Board of Directors
has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized five billion shares of $.10 par value capital stock.
 Transactions in shares of capital stock were as follows:

                                       Year Ended July 31, 2003                 Year Ended July 31, 2002
                                     Shares              Amount                Shares             Amount
---------------------------------------------------------------------------------------------------------

 Sold                         3,243,493,493     $ 3,243,493,493         3,704,652,506    $ 3,704,652,506
 Dividends and/or
 distributions reinvested        16,688,782          16,688,782            37,188,522         37,188,522
 Redeemed                    (3,398,308,853)     (3,398,308,853)       (3,776,551,065)    (3,776,551,065)
                             ----------------------------------------------------------------------------
 Net decrease                  (138,126,578)    $  (138,126,578)          (34,710,037)   $   (34,710,037)
                             ============================================================================

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets,
 0.425% of the next $500 million, 0.40% of the next $500 million, and 0.375% of net assets in excess of $1.5 billion. With the addition of a new breakpoint, effective December 12, 2002, the investment advisory agreement provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million, 0.375%
 of the next $1.5 billion and 0.35% of net assets in excess of $3 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $5,180,065 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 4. Illiquid Securities
 As of July 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July
 31, 2003 was $156,180,840, which represents 7.99% of the Fund's net assets.

                                                    Appendix A

                                         Description of Securities Ratings

     Below is a description of the two highest rating  categories for Short Term
Debt  and  Long  Term  Debt  by the  "Nationally-Recognized  Statistical  Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund.  The ratings  descriptions  are based on  information  supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc. ("Moody's")

               The following  rating  designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade,  and  indicate the  relative  repayment  capacity of rated issuers:

               Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions  in  well-established  industries;  (b)  high  rates of
               return  on  funds  employed;   (c)  conservative   capitalization
               structure  with  moderate   reliance  on  debt  and  ample  asset
               protection;  (d)  broad  margins  in  earning  coverage  of fixed financial  charges and high  internal  cash  generation;  and (e)
               well-established  access  to a range  of  financial  markets  and assured sources of alternate liquidity.

               Prime-2:  Strong  capacity for  repayment.  This will normally be evidenced  by many of the  characteristics  cited  above but to a lesser degree.  Earnings trends and coverage ratios, while sound,
               will   be   more    subject    to    variation.    Capitalization
               characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

               Moody's  ratings for state and municipal  short-term  obligations are designated  "Moody's  Investment  Grade" ("MIG").  Short-term notes  which  have  demand  features  may also be  designated  as
               "VMIG". These rating categories are as follows:

               MIG  1/VMIG  1:  Denotes   superior  credit  quality.   Excellent
               protection is afforded by established cash flows, highly reliable liquidity  support  or  demonstrated  broad-based  access  to the market for refinancing.

               MIG  2/VMIG  2:  Denotes  strong  credit   quality.   Margins  of
               protection  are ample  although not as large as in the  preceding group.

               Standard & Poor's Ratings Services, a division of The McGraw-Hill
               Companies, Inc. ("Standard and Poor's")

               The following ratings by Standard and Poor's for commercial paper
               (defined  by  Standard  and  Poor's as debt  having  an  original maturity  of no more  than 365 days)  assess  the  likelihood  of payment:

               A-1:  Obligation is rated in the highest category.  The obligor's capacity to meet its financial  commitment  on the  obligation is strong.  Within  this  category,  a  plus  (+)  sign  designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

               A-2:  Obligation  is  somewhat  more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than obligations in higher rating categories.  However,  the obligor's capacity to meet its financial  commitment  on the  obligation is satisfactory.

Standard  and Poor's  ratings  for  Municipal  Notes due in three years or less:

     SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

     SP-2:  Satisfactory  capacity  to pay  principal  and  interest,  with some vulnerability  to adverse  financial  and economic  changes over the term of the notes.

     Standard and Poor's  assigns "dual  ratings" to all  municipal  debt issues that have a demand  or double  feature  as part of their  provisions.  The first rating  addresses the  likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

     Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have  original  maturities  of generally up to three years, including  commercial  paper,  certificates of deposit,  medium-term  notes, and municipal and investment notes:

     F1:  Highest  credit  quality.  Strongest  capacity  for timely  payment of financial commitments.  May have an added "+" to denote any exceptionally strong credit feature.

     F2: Good credit  quality.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")

     R-1: Short term debt rated "R-1 (high)" is of the highest  credit  quality, and indicates an entity which  possesses  unquestioned  ability to repay current liabilities as they fall due.  Entities rated in this category normally maintain strong liquidity positions,  conservative debt levels and profitability which is both stable and above  average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound  industry  segments  with proven track records,  sustainable  positive  future  results and no  substantial  qualifying
negative   factors.   Given  the  extremely  tough  definition  which  DBRS  has established for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve),  entities rated "R-1
(middle)" are also  considered  strong credits which  typically  exemplify above average strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of satisfactory  credit quality.  The overall strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable as with higher rating categories,  but these  considerations are still
respectable.   Any  qualifying  negative  factors  which  exist  are  considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2: Short term debt rated  "R-2" is of adequate  credit  quality and within the three subset grades (high, middle, low), debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just  adequate.  The  liquidity  and debt  ratios of  entities in the "R-2"
     classification  are not as strong as those in the "R-1"  category,  and the past and future trend may suggest some risk of maintaining  the strength of key ratios in these areas.  Alternative  sources of  liquidity  support are considered satisfactory; however, even the strongest liquidity support will not  improve the  commercial  paper  rating of the issuer.  The size of the entity may  restrict  its  flexibility,  and its  relative  position in the industry  is not  typically  as strong as the "R-1  credit".  Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative  qualifying  factors present which could also make the entity more  vulnerable  to adverse  changes in financial  and economic conditions.

LONG TERM DEBT RATINGS.

     These  ratings are  relevant  for  securities  purchased by the Fund with a remaining  maturity  of 397 days or less,  or for rating  issuers of  short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

     Aaa:  Judged to be the best  quality.  They  carry the  smallest  degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an  exceptionally  stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such  issues.  Aa:  Judged to be of high  quality by all  standards.
Together  with the  "Aaa"  group,  they  comprise  what are  generally  known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection  may not be as large  as with  "Aaa"  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear  somewhat larger than that of "Aaa"
securities.

     Moody's  applies  numerical  modifiers  "1", "2" and "3" in its "Aa" rating classification.  The modifier "1"  indicates  that the  obligation  ranks in the higher  end of its  generic  rating  category;  the  modifier  "2"  indicates  a mid-range ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

     Bonds (including  municipal bonds maturing beyond three years) are rated as follows:

     AAA:  Bonds  rated  "AAA" have the  highest  rating  assigned by Standard &
Poor's.  The  obligor's  capacity  to  meet  its  financial  commitment  on  the obligation is extremely strong.

     AA:  Bonds rated "AA" differ from the  highest  rated  obligations  only in small  degree.  A  strong  capacity  to meet  its  financial  commitment  on the obligation is very strong.

Fitch

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

     Because bonds rated in the "AAA" and "AA" categories are not  significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated "F-1+".

                                                    Appendix B

                                             Industry Classifications

Aerospace & Defense                                 Industrial Conglomerates
Air Freight & Couriers                              Insurance
Airlines                                            Internet & Catalog Retail
Asset Backed Securities                             Internet Software & Services
Auto Components                                     IT Services
Automobiles                                         Leasing & Factoring
Beverages                                          Leisure Equipment & Products
Biotechnology                                      Machinery
Broker-Dealer                                       Marine
Building Products                                   Media
Capital Markets                                     Metals & Mining
Chemicals                                           Multiline Retail
Commercial Banks                                    Multi-Utilities
Commercial Finance                                  Municipal
Commercial Services & Supplies                      Office Electronics
Communications Equipment                            Oil & Gas
Computers & Peripherals                             Paper & Forest Products
Construction & Engineering                          Personal Products
Construction Materials                              Pharmaceuticals
Consulting & Services                               Real Estate
Consumer Finance                                    Repurchase Agreements
Containers & Packaging                              Road & Rail
Distributors                                        Semiconductor and Semiconductor Equipment
Diversified Financial Services                      Software
Diversified Telecommunication Services              Special Purpose Financial
Electric Utilities                                  Specialty Retail
Electrical Equipment                                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments                  Thrifts & Mortgage Finance
Energy Equipment & Services                         Tobacco
Food & Staples Retailing                            Trading Companies & Distributors
Food Products                                       Transportation Infrastructure
Foreign Government                                  U.S. Government Agencies-Full Faith and Credit Agencies
Gas Utilities                                       U.S. Government Agencies-Government Sponsored Enterprises
Health Care Equipment & Supplies                    U.S. Government Instrumentalities
Health Care Providers & Services                    U.S. Government Obligations
Hotels Restaurants & Leisure                        Water Utilities
Household Durables                                  Wireless Telecommunication Services
Household Products

Oppenheimer Money Market Fund, Inc.

Internet Website:
www.oppenheimerfunds.com
------------------------

Investment Advisor
OppenheimerFunds, Inc.
498 Seventh Avenue
New York, NY 10018

Distributor
OppenheimerFunds Distributor, Inc.
498 Seventh Avenue
New York, NY 10018

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217

1.800.CALL OPP (1.800.225.5677)

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
KPMG LLP

707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820

1234
PX0200.001.0903

--------

                                        OPPENHEIMER MONEY MARKET FUND, INC.

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. Exhibits
-----------------

     (a) (i) Articles of Incorporation dated December 13, 1973: Previously filed with Registrants  Registration  Statement on Form S-5, refiled with Registrant's
Post-Effective  Amendment  No. 54 (4/27/95)  pursuant to Item 102 of  Regulation
S-T, and incorporated herein by reference.

     (ii)  Articles of  Amendment of Articles of  Incorporation  dated April 10,
1974:  Previously  filed  with  Registrants   Post-Effective  Amendment  No.  3,
(4/28/88),  refiled with Registrant's  Post-Effective Amendment No. 54 (4/27/95)
pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (iii)  Articles of  Amendment  of Articles of  Incorporation  dated July 9,
1975: Previously filed with Registrants  Post-Effective Amendment No. 9, refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(iv) Articles of Amendment of Articles of Incorporation dated December 13, 1979:
     Previously  filed  with  Registrants   Post-Effective   Amendment  No.  42,
     (4/28/88),  refiled  with  Registrant's  Post-Effective  Amendment  No.  54
     (4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

     (v) Articles of Amendment of Articles of Incorporation  dated May 22, 1980:
Previously filed with Registrants  Post-Effective  Amendment No. 42,  (4/28/88),
refiled with Registrant's  Post-Effective Amendment No. 54 (4/27/95) pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

     (vi)  Articles of  Amendment  of Articles of  Incorporation  dated June 16,
1980:  Previously  filed  with  Registrants  Post-Effective  Amendment  No.  42,
(4/28/88),  refiled with Registrant's  Post-Effective Amendment No. 54 (4/27/95)
pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (vii)  Articles of  Amendment  of Articles of  Incorporation  dated July 2,
1981: Previously filed with Registrants Post-Effective Amendment No. 26, refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (viii)  Articles of Amendment of Articles of  Incorporation  dated February
23, 1982:  Previously  filed with Registrants  Post-Effective  Amendment No. 27, refiled with Registrant's  Post-Effective Amendment No. 54 (4/27/95) pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

     (ix)  Articles of Amendment of Articles of  Incorporation  dated August 30,
1982:  Previously  filed  with  Registrants  Post-Effective  Amendment  No.  42,
(4/28/88),  refiled with Registrant's  Post-Effective Amendment No. 54 (4/27/95)
pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (b) Amended and Restated  By-Laws  dated April 11, 2002:  Previously  filed with Registrants  Post-Effective  Amendment No. 64, (7/19/02),  and incorporated herein by reference.

     (c)  Specimen  Stock   Certificate:   Previously  filed  with  Registrant's
Post-Effective  Amendment  No.  63,  (11/27/01),   and  incorporated  herein  by
reference.

     (d) Amended and Restated  Investment  Advisory Agreement dated December 12,
2002: Filed herewith.

     (e) (i) General Distributor's Agreement dated December 10, 1992: Previously filed with Registrant's Post-Effective Amendment No. 50 (4/22/93),  refiled with
Registrant's  Post-Effective  Amendment No. 54 (4/27/95) pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

     (vi)  Form  of  Trust   Company   Agency   Agreement  of   OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

     (f) (i) Amended and Restated  Retirement Plan for Non-Interested  Directors
or Directors dated 8/9/01; Previously filed with Post-Effective Amendment No. 34 to the Registration  Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), 10/25/01, and incorporated herein by reference.

     (ii)   Form   of    Deferred    Compensation    Plan   for    Disinterested
Directors/Directors:   Filed  with  Post-Effective   Amendment  No.  26  to  the
Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund (Reg. No.
2-82590), 10/28/98, and incorporated herein by reference.

     (g) (i) Amendment dated December 6, 2002 to the Global  Custodial  Services
Agreement dated May 3, 2001 between  Registrant and Citibank,  N.A.:  Previously filed with the Initial  Registration  Statement of Oppenheimer Total Return Bond
Fund (Reg. No. 333-101878), 12/16/02, and incorporated herein by reference.

     (ii)  Global  Custodial  Services  Agreement  dated  May  3,  2001  between
Registrant and Citibank,  N.A.:  Previously filed with Post-Effective  Amendment
No. 33 to the Registration  Statement of Centennial Money Market Trust (Reg. No.
2-65245), 10/25/01, and incorporated herein by reference.

     (iii) Amended and Restated Foreign Custody Manager  Agreement dated May 31,
2001 between Registrant and Citibank,  N.A.: Previously filed with Pre-Effective
Amendment No. 1 to the Registration  Statement of Oppenheimer  Total Return Bond
Fund (Reg. No. 333-101878), 2/11/03, and incorporated herein by reference.

(h) Not applicable.

     (i) Opinion and Consent of Counsel  dated  February  28,  1974:  Previously filed  with  Registrant's  Registration  Statement,  refiled  with  Registrant's
Post-Effective  Amendment No. 54,  (4/27/95)  pursuant to Item 102 of Regulation
S-T and incorporated herein by reference.

(j)      Independent Auditors' Consent: Filed herewith.

(k)      Not applicable.

(l)      Not applicable.

(m)      Not applicable.

     (n) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
10/22/02:   Previously  filed  with  Post-Effective  Amendment  No.  22  to  the
Registration  Statement of  Oppenheimer  Global  Growth & Income Fund (Reg.  No.
33-33799), 11/20/02, and incorporated herein by reference.

     (o) (i)  Powers  of  Attorney  for  all  Trustees/Directors  and  Principal
Officers except for Joel W. Motley and John V. Murphy (including Certified Board
Resolutions):  Previously  filed  with  Pre-Effective  Amendment  No.  1 to  the
Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176),
10/5/00, and incorporated herein by reference.

     (ii)  Power  of  Attorney  for  John  Murphy  (including   Certified  Board
Resolution):  Previously  filed  with  Post-Effective  Amendment  No.  41 to the
Registration  Statement of Oppenheimer U.S. Government Trust (Reg. No. 2-76645),
10/22/01, and incorporated herein by reference.

     (iii)  Power of  Attorney  for Joel W. Motley  (including  Certified  Board
Resolution):  Previously  filed  with  Post-Effective  Amendment  No.  8 to  the
Registration  Statement of  Oppenheimer  International  Small Company Fund (Reg.
333-31537), 10/22/02, and incorporated herein by reference.

     (p) Not applicable [the Registrant is a Money Market Fund].

Item 24. Persons Controlled by or Under Common Control with the Fund
--------------------------------------------------------------------

None.

Item 25. Indemnification
------------------------

     Reference  is made to the  provisions  of Article  Seventh of  Registrant's
Articles of Amendment  of Articles of  Incorporation  filed as Exhibit  23(a) to this Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted to  Directors,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a Director,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such  Director,  officer or  controlling  person,  Registrant  will, unless in the opinion of its counsel the matter has been settled by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

     (a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and  certain  subsidiaries  and  affiliates  act in the same  capacity  to other investment  companies,  including without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

     (b)  There  is  set  forth  below  information  as to any  other  business, profession, vocation or employment of a substantial nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for  his/her own account or in the  capacity of director, officer, employee, partner or trustee.

Name and Current Position with              Other Business and Connections During the Past Two Years
OppenheimerFunds, Inc.

Timothy L. Abbuhl,                          None
Assistant Vice President

Charles E. Albers,                          None
Senior Vice President

Erik Anderson,                              None
Assistant Vice President

Janette Aprilante,                          Secretary of  OppenheimerFunds,  Distributor,  Inc.,  Centennial  Asset
Vice President & Secretary                  Management  Corporation,   Oppenheimer   Partnership  Holdings,   Inc.,
                                            Oppenheimer  Real  Asset  Management,   Inc.,   Shareholder   Financial
                                            Services,   Inc.,   Shareholder  Services,   Inc.,   HarbourView  Asset
                                            Management   Corporation,   OFI   Private   Investments,    Inc.,   OFI
                                            Institutional  Asset  Management,   Inc.  and  OppenheimerFunds  Legacy
                                            Program; Assistant Secretary of OFI Trust Company
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Hany S. Ayad,                               None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
John Michael Banta,                         None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Joanne Bardell,                             None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Lerae A. Barela,                            None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Bruce L. Bartlett,                          None
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Kevin Baum,                                 None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Jeff Baumgartner,                           None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Connie Bechtolt,                            None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Robert Behal                                Assistant Vice President of HarbourView  Asset Management  Corporation.
Assistant Vice President                    Formerly.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Kathleen Beichert,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Gerald Bellamy,                             None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Erik S. Berg,                               None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Victoria Best,                              None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Rajeev Bhaman,                              None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Craig Billings,                             Formerly President of Lorac Technologies, Inc. (June 1997-July 2001).
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Mark Binning,                               None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Robert J. Bishop,                           None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Tracey Blinzer,                             Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
John R. Blomfield,                          None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Chad Boll,                                  None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Robert Bonomo,                              None
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Jennifer Bosco,                             None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Lowell Scott Brooks,                        Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Joan Brunelle,                              None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Richard Buckmaster,                         None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Paul Burke,                                 None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Mark Burns,                                 Formerly a Marketing Manager with Alliance Capital Management  (October
Assistant Vice President                    1999-April 2001).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Bruce Burroughs                             None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Claudia Calich,                             None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Michael A. Carbuto,                         None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Debra Casey,                                None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Ronald G. Chibnik,                          Formerly  Director  of  technology  for  Sapient   Corporation   (July,
Assistant Vice President                    2000-August 2001).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Brett Clark,                                None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
H.C. Digby Clements,                        None
Vice President: Rochester Division
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Peter V. Cocuzza,                           None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Scott Cottier,                              None
Vice President: Rochester Division
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Laura Coulston,                             None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Julie C. Cusker,                            None
Assistant Vice President:
Rochester Division
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
George Curry,                               None.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
John Damian,                                Formerly  senior   analyst/director   for  Citigroup  Asset  Management
Vice President                              (November 1999-September 2001).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
John M. Davis,                              Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Ruggero de'Rossi,                           Vice President of HarbourView Asset Management Corporation.
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Craig P. Dinsell,                           None
Executive Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Randall C. Dishmon,                         Formerly an Associate with Booz Allen & Hamilton (1998-June 2001).
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Rebecca K. Dolan                            None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Steven D. Dombrower,                        Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Thomas Doyle,                               None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Bruce C. Dunbar,                            None
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Richard Edmiston,                           None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Daniel R. Engstrom,                         None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
James Robert Erven                          Formerly an Assistant Vice President/Senior  Trader with Morgan Stanley
Assistant Vice President                    Investment Management (1999-April 2002).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
George R. Evans,                            None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Edward N. Everett,                          None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Kathy Faber,                                None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
David Falicia,                              None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Scott T. Farrar,                            Vice President of OFI Private Investments, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Katherine P. Feld,                          Vice   President  of   OppenheimerFunds,   Distributor,   Inc.  and  of
Vice President, Senior Counsel              Oppenheimer  Real Asset  Management,  Inc.; Vice  President,  Assistant
                                            Secretary and Director of Centennial Asset Management Corporation.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Emmanuel Ferreira,                          Formerly  a  portfolio   manager   with   Lashire   Investments   (July
Vice President                              1999-December 2002).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Ronald H. Fielding,                         Vice President of OppenheimerFunds  Distributor,  Inc.; Director of ICI
Senior Vice President;                      Mutual Insurance Company;  Governor of St. John's College;  Chairman of
Chairman: Rochester Division                the  Board of  Directors  of  International  Museum of  Photography  at
                                            George Eastman House.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Brian Finley,                               None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
John E. Forrest,                            Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
J. Hayes Foster,                            None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
P. Lyman Foster,                            Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
David Foxhoven,                             Assistant Vice President of OppenheimerFunds Legacy Program.
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Colleen M. Franca,                          None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Richard Frank,                              None
Vice President: Rochester Division
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Dominic Freud,                              Formerly,  a Partner  and  European  Equity  Portfolio  manager  at SLS
Vice President                              Management  (January  2002-February 2003) prior to which he was head of the  European  equities  desk and  managing  director  at SG Cowen (May
                                            1994-January 2002).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Dan Gagliardo,
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Hazem Gamal,                                None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Dan P. Gangemi,                             None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Subrata Ghose,                              None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Charles W. Gilbert,                         None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Alan C. Gilston,                            None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Sharon M. Giordano-Auleta,                  None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Jill E. Glazerman,                          None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Mike Goldverg,                              None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Bejamin J. Gord,                            Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                              Institutional  Asset Management,  Inc. Formerly Executive Director with
                                            Miller  Anderson  Sherrerd,  a division  of Morgan  Stanley  Investment
                                            Management. (April 1992-March 2002).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Laura Granger,                              None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Michael Graves,                             None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Robert B. Grill,                            None
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Robert Gwynn,
Vice President: Rochester Division
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
David Hager,                                None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Robert Haley,                               None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Marilyn Hall,                               None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Ping Han,                                   None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Kelly Haney,                                None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Shari Harley,                               None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Steve Hauenstein,                           None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Thomas B. Hayes,                            None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Michael Henry,                              None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Catherine Heron,                            None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Dennis Hess,                                None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Dorothy F. Hirshman,                        None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Daniel Hoelscher,                           None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Edward Hrybenko,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Scott T. Huebl,                             Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Margaret Hui,                               None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
John Huttlin,                               Vice  President  (Director  of  the  International   Division)  of  OFI
Vice President                              Institutional Asset Management, Inc.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
James G. Hyland,                            None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Steve P. Ilnitzki,                          None
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Kathleen T. Ives,                           Vice President of  OppenheimerFunds  Distributor,  Inc.; Vice President
Vice President & Assistant Counsel          and  Assistant  Secretary  of  Shareholder  Services,  Inc.;  Assistant
                                            Secretary of OppenheimerFunds  Legacy Program and Shareholder Financial
                                            Services, Inc.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
William Jaume,                              Senior Vice President and Chief  Compliance  Officer (since April 2000)
Vice President                              of HarbourView Asset Management  Corporation;  Senior Vice President of
                                            OFI  Institutional  Asset  Management,   Inc.  (since  February  2001);
                                            Director of OFI Trust Company
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Frank V. Jennings,                          None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
John Jennings,                              None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
John Michael Johnson,                       Formerly Vice President,  Senior  Analyst/Portfolio  Manager at Aladdin
Assistant Vice President                    Capital Holdings Inc. (February 2001-May 2002).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Charles Kandilis,                           Formerly  managing director of Kandilis Capital  Management  (September
Assistant Vice President                    1993-August 2002).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Jennifer E. Kane,                           None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Lynn O. Keeshan,                            Assistant Treasurer of OppenheimerFunds Legacy Program
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Thomas W. Keffer,                           None
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Cristina J. Keller,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Michael Keogh,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Garrett K. Kolb,                            None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Walter G. Konops,                           None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
James Kourkoulakos,                         None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Brian Kramer,                               None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Tracey Lange,                               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
John Latino,                                Formerly  a Senior  Trader/Portfolio  Engineer  at Jacobs  Levy  Equity
Assistant Vice President                    Management (June 1996-August 2002)..
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Guy E. Leaf,                                Formerly a Vice  President  of Merrill  Lynch  (January  2000-September
Vice President                              2001).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Christopher M. Leavy,                       None
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Dina C. Lee,                                None
Assistant Vice President & Assistant
Counsel
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Dana Lehrer,                                Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Laura Leitzinger,                           Senior Vice President of Shareholder Services,  Inc.; Vice President of
Vice President                              Shareholder Financial Services, Inc.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Michael S. Levine,                          None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Gang Li,                                    None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Shanquan Li,                                None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Mitchell J. Lindauer,                       None
Vice President &
Assistant General Counsel
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Bill Linden,                                None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Malissa B. Lischin,                         Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Reed Litcher,                               Vice President of Shareholder Financial Services, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
David P. Lolli,                             None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Daniel G. Loughran                          None
Vice President: Rochester Division
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Patricia Lovett,                            Vice President of Shareholder Financial Services,  Inc. and Senior Vice
Vice President                              President of Shareholder Services, Inc.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Steve Macchia,                              None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Michael Magee,                              None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Jerry Madzij,                               None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Angelo G. Manioudakis                       Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                       of  OFI  Institutional   Asset  Management,   Inc.  Formerly  Executive
                                            Director  and  portfolio  manager  for Miller,  Anderson & Sherrerd,  a division of Morgan Stanley  Investment  Management  (August  1993-April
                                            2002).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
LuAnn Mascia,                               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Philip T. Masterson,                        None
Vice President & Assistant Counsel
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Elizabeth McCormack,                        Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Joseph McGovern,                            None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Charles L. McKenzie,                        As of May 2003:  Chief Executive  Officer,  President,  Senior Managing
Senior Vice President                       Director and Director of HarbourView  Asset Management  Corporation and
                                            OFI Institutional Asset Management Corporation;  Director (Class A) and
                                            Chairman of Trinity Investment Management Corporation
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Lisa Migan,                                 None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Andrew J. Mika,                             None
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Joy Milan,                                  None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Denis R. Molleur,                           None
Vice President & Senior Counsel
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Nikolaos D. Monoyios,                       None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Charles Moon,                               Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                              Institutional  Asset Management,  Inc.  Formerly an Executive  Director
                                            and Portfolio  Manager with Miller  Anderson & Sherrerd,  a division of
                                            Morgan Stanley Investment Management (June 1999-March 2002).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Stacey Morrell,                             None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
John Murphy,                                Director  of  OppenheimerFunds  Distributor,   Inc.,  Centennial  Asset
Chairman, President, Chief                  Management Corporation,  HarbourView Asset Management Corporation,  OFI
Executive Officer & Director                Private  Investments,  Inc., OFI Institutional  Asset Management,  Inc.
                                            and Tremont Advisers,  Inc.;  Director (Class A) of Trinity Investments
                                            Management   Corporation;   President   and   Management   Director  of
                                            Oppenheimer  Acquisition  Corp.;  President and Director of Oppenheimer
                                            Partnership Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc.;
                                            Chairman  and  Director of  Shareholder  Financial  Services,  Inc. and
                                            Shareholder  Services,  Inc.;  Executive  Vice  President of MassMutual
                                            Life Insurance Company; director of DLB Acquisition Corp.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Kevin Murray,                               None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Thomas J. Murray,                           None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Kenneth Nadler,                             None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Christina Nasta,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Richard Nichols,                            None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Barbara Niederbrach,                        None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
William Norman,                             None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Raymond C. Olson,                           Assistant   Vice   President   and   Treasurer   of    OppenheimerFunds
Assistant Vice President                    Distributor,   Inc.;   Treasurer   of   Centennial   Asset   Management
                                            Corporation.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Frank J. Pavlak,                            None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
David P. Pellegrino,                        None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Allison C. Pells,                           None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Susan Pergament,                            None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Brian Petersen,                             None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
James F. Phillips,                          None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Gary Pilc,
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Peter E. Pisapia,                           Formerly,  Associate  Counsel  at  SunAmerica  Asset  Management  Corp.
Assistant Vice President & Assistant        (December 2000-December 2002).
Counsel
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Jeaneen Pisarra,                            None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Raghaw Prasad,                              Formerly  Associate Vice President with Prudential  Securities New York
Assistant Vice President                    (January    2001-November    2001)    prior   to   which   he   was   a
                                            Director/Analytics   with  Prudential  Investments  New  Jersey  (April
                                            1997-November 2001).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Jane C. Putnam,                             None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Michael E. Quinn,                           None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Julie S. Radtke,                            None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Norma J. Rapini,                            None
Assistant Vice President:
Rochester Division
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Brian N. Reid,                              Formerly  an  Assistant  Vice  President  with Eaton  Vance  Management
Assistant Vice President                    (January 2000-January 2002).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Marc Reinganum,                             Formerly  (until  August  2002)  Vaughn  Rauscher  Chair  in  Financial
Vice President                              Investments  and  Director,  Finance  Institute  of Southern  Methodist
                                            University, Texas.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Jill Reiter,                                None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Kristina Richardson,                        None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Claire Ring,                                None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
David Robertson,                            Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Rob Robis,                                  None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Antoinette Rodriguez,                       None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Stacey Roode,                               Formerly,  Assistant Vice President of Human Resources of OFI (200-July
Vice President                              2002)
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Jeffrey S. Rosen,                           None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
James H. Ruff,                              President  and  Director  of  OppenheimerFunds  Distributor,  Inc.  and
Executive Vice President                    Centennial  Asset Management  Corporation;  Executive Vice President of
                                            OFI Private Investments, Inc.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Andrew Ruotolo                              Vice  Chairman,  Treasurer,  Chief  Financial  Officer  and  Management
Executive Vice President and Director       Director of Oppenheimer  Acquisition  Corp.;  President and director of
                                            Shareholder Services,  Inc. and Shareholder  Financial Services,  Inc.;
                                            Director  (Class  A)  of  Trinity  Investment  Management  Corporation;
                                            Chairman of the Board, Chief Executive Officer,  President and Director
                                            of OFI Trust Company.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Rohit Sah,                                  None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Valerie Sanders,                            None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Karen Sandler,                              None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Tricia Scarlata,                            Formerly,   Marketing   Manager  of   OppenheimerFunds,   Inc.   (April
Assistant Vice President                    2001-August  2002);  Client  Service  Support  Manager  for  Sanford C.
                                            Bernstein (December 1999-April 2001)
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Rudi Schadt,                                Formerly a consultant for Arthur Andersen (August  2001-February 2002);
Vice President                              director,  senior  quantitative  analyst at Brinson Partners (September
                                            2000,April 2001).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Ellen P. Schoenfeld,                        None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Maria Schulte,                              None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Scott A. Schwegel,                          None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Allan P. Sedmak                             None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Jennifer L. Sexton,                         Vice President of OFI Private Investments, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Martha A. Shapiro,                          None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Navin Sharma,                               Formerly,  Manager at BNP Paribas Cooper Neff Advisors (May  2001-April
Vice President                              2002)   prior  to  which  he  was   Development   Manager   at  Reality
                                            Online/Reuters America Inc. (June 2000-May 2001).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Steven J. Sheerin,                          Formerly  consultant with  Pricewaterhouse  Coopers (November  2000-May
Vice President                              2001).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Bonnie Sherman,                             None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
David C. Sitgreaves,                        None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Edward James Sivigny                        Formerly a  Director  for ABN Amro  Securities  (July  2001-July  2002)
Assistant Vice President                    prior  to  which  he  was  Associate   Director  for  Barclays  Capital
                                            (1998-July 2001).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Enrique H. Smith,                           Formerly a business  analyst with  Goldman  Sachs  (August  1999-August
Assistant Vice President                    2001).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Louis Sortino,                              None
Assistant Vice President:
Rochester Division
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Keith J. Spencer,                           None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Marco Antonio Spinar,                       Formerly,  Director of Business Operations at AOL Time Warner, AOL Time
Assistant Vice President                    Warner Book Group (June 2000-December 2001).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Richard A. Stein,                           None
Vice President: Rochester Division
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Arthur P. Steinmetz,                        Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Jennifer Stevens,                           None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Gregory J. Stitt,                           None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
John P. Stoma,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Wayne Strauss,                              None
Assistant Vice President:
Rochester Division
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Michael Stricker,                           Vice President of Shareholder Services, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Deborah A. Sullivan,                        Since December 2001, Secretary of OFI Trust Company.
Assistant Vice President,
Assistant Counsel
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Mary Sullivan,                              None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Michael Sussman,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Susan B. Switzer,                           None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Martin Telles,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Paul Temple,                                Formerly a Vice President of Merrill Lynch (October  2001-January 2002)
Vice President                              prior to  which he was a Vice  President  with  OppenheimerFunds,  Inc.
                                            (May 2000-October 5, 2001).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Vincent Toner,                              None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Eamon Tubridy,                              None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Keith Tucker,                               None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
James F. Turner,                            Formerly  portfolio  manager for  Technology  Crossover  Ventures  (May
Vice President                              2000-March 2001).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Cameron Ullyat,                             None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Angela Utaro,                               None
Assistant Vice President:
Rochester Division
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Mark S. Vandehey,                           Vice President of OppenheimerFunds Distributor,  Inc., Centennial Asset
Vice President                              Management Corporation and Shareholder Services, Inc.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Maureen Van Norstrand,                      None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Vincent Vermette,                           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Phillip F. Vottiero,                        None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Teresa M. Ward,                             Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Jerry A. Webman,                            Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Christopher D. Weiler,                      None
Assistant Vice President:
Rochester Division
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Barry D. Weiss,                             Vice President of HarbourView Asset Management Corporation
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Melissa Lynn Weiss,                         Formerly an Associate at Hoguet Newman & Regal,  LLP (January  1998-May
Vice President                              2002).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Christine Wells,                            None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Joseph J. Welsh,                            Vice President of HarbourView Asset Management Corporation.
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Diederick Wermolder,                        Director of OppenheimerFunds  International Ltd.; Senior Vice President
Vice President                              (Managing Director of the International  Division) of OFI Institutional
                                            Asset Management, Inc.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Catherine M. White,                         Assistant  Vice  President  of   OppenheimerFunds   Distributor,   Inc.
Assistant Vice President                    Formerly,  Assistant  Vice  President with Gruntal & Co. LLC (September
                                            1998 -  October  2000);  member  of the  American  Society  of  Pension
                                            Actuaries (ASPA) since 1995.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
William L. Wilby,                           Formerly  Senior  Vice  President  of  HarbourView   Asset   Management
Senior Vice President                       Corporation (May 1999-July 2002).
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Donna M. Winn,                              President,   Chief  Executive  Officer  and  Director  of  OFI  Private
Senior Vice President                       Investments,  Inc.; Director and President of  OppenheimerFunds  Legacy
                                            Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Kenneth Winston,                            Formerly, principal at Richards & Tierney, Inc. (March 1994-May 2001).
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Philip Witkower,                            Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Brian W. Wixted,                            Treasurer    of    HarbourView     Asset    Management     Corporation;
Senior Vice President and                   OppenheimerFunds  International Ltd., Oppenheimer Partnership Holdings,
Treasurer                                   Inc.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder Services,
                                            Inc.,  Shareholder  Financial Services,  Inc., OFI Private Investments,
                                            Inc., OFI  Institutional  Asset Management,  Inc. and  OppenheimerFunds
                                            Legacy  Program;  Treasurer  and Chief  Financial  Officer of OFI Trust
                                            Company; Assistant Treasurer of Oppenheimer Acquisition Corp.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Carol Wolf,                                 Senior Vice  President of  HarbourView  Asset  Management  Corporation;
Senior Vice President                       serves on the Board of the Colorado Ballet.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Kurt Wolfgruber,                            Director of Tremont  Advisers,  Inc. (as of January 2002),  HarbourView
Executive    Vice    President   &   Chief  Asset Management  Corporation and OFI  Institutional  Asset Management,
Investment Officer and Director             Inc. (as of January 2003)
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Caleb C. Wong,                              None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Edward C. Yoensky,                          None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Jill Zachman,                               None
Vice President: Rochester Division
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Lucy Zachman,                               None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Robert G. Zack                              General  Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;
Senior Vice President and                   General  Counsel of Centennial  Asset  Management  Corporation;  Senior
General Counsel                             Vice  President and General  Counsel of  HarbourView  Asset  Management
                                            Corporation and OFI Institutional  Asset Management,  Inc.; Senior Vice
                                            President,  General  Counsel  and  Director  of  Shareholder  Financial
                                            Services,  Inc.,  Shareholder Services,  Inc., OFI Private Investments,
                                            Inc. and OFI Trust Company;  Vice President and Director of Oppenheimer
                                            Partnership   Holdings,   Inc.;   Secretary  and  General   Counsel  of
                                            Oppenheimer  Acquisition  Corp.;  Director and  Assistant  Secretary of
                                            OppenheimerFunds  International  Ltd.;  Director  of  Oppenheimer  Real
                                            Asset  Management,  Inc.;  Vice  President of  OppenheimerFunds  Legacy
                                            Program.
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Neal A. Zamore,                             None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Mark D. Zavanelli,                          None
Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Alex Zhou,                                  None
Assistant Vice President
------------------------------------------- ------------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------------
Arthur J. Zimmer,                           Senior  Vice  President   (since  April  1999)  of  HarbourView   Asset
Senior Vice President                       Management Corporation.
------------------------------------------- ------------------------------------------------------------------------

Item 27. Principal Underwriter
------------------------------

     (a)   OppenheimerFunds   Distributor,   Inc.  is  the  Distributor  of  the
Registrant's  shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration  Statement and listed in Item 26(b) above (except  Oppenheimer  Multi-Sector Income Trust and Panorama
Series Fund, Inc.) and for MassMutual Institutional Funds.

     (b) The directors and officers of the  Registrant's  principal  underwriter are:

--------------------------------------------- ------------------------------------- --------------------------------
Name & Principal                              Position & Office                     Position and Office
Business Address                              with Underwriter                      with Registrant
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------

Robert Agan(1)                                Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Janette Aprilante(1)                          Secretary                             None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Jason R. Bach                                 Vice President                        None
3264 Winthrop Cricle
Marietta, GA 30067
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
James Barker                                  Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Kathleen Beichert(1)                          Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Gabriella Bercze(2)                           Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Douglas S. Blankenship                        Vice President                        None
17011 Woodbark
Spring, TX 77379
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Tracey Blinzler(1)                            Assistant Vice President              None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
David A Borrelli                              Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Michelle Brennan                              Assistant Vice President              None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
L. Scott Brooks(2)                            Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Kevin E. Brosmith                             Senior Vice President                 None
170 Phillip Court
Lake Bluff, IL 60044
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Jeffrey W. Bryan(2)                           Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Susan Burton                                  Vice President                        None
412 Towne Green Circle
Addison, TX 75001
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Kathleen Mary Byron                           Vice President                        None
6 Dahlia Drive
Irvine, CA 92618
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Andrew Chonofsky                              Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Robert A. Coli                                Vice President                        None
12 White Tail Lane
Bedminster, NJ 07921
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Jill E. Crockett(2)                           Assistant Vice President              None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Jeffrey D. Damia(2)                           Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
John Davis(2)                                 Assistant Vice President              None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Stephen J. Demetrovits(2)                     Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Joseph A. DiMauro                             Vice President                        None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Steven Dombrower(w)                           Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
George P. Dougherty                           Vice President                        None
4090 Redbud Circle
Doylestown, PA 18901
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Cliff H. Dunteman                             Vice President                        None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
John Eiler(2)                                 Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Kent M. Elwell                                Vice President                        None
35 Crown Terrace
Yardley, PA 19067
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Gregg A. Everett                              Vice President                        None
7124 Trysail Circle
Tampa, FL 33607
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
George R. Fahey                               Senior Vice President                 None
9 Townview Court
Flemington, NJ 08822
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Eric C. Fallon                                Vice President                        None
10 Worth Circle
Newton, MA 02458
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Katherine P. Feld(2)                          Vice President                        Assistant Secretary
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Mark J. Ferro(2)                              Senior Vice President                 None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Ronald H. Fielding(3)                         Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Patrick W. Flynn (1)                          Senior Vice President                 None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
John E. Forrest(2)                            Senior Vice President                 None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
John ("J) Fortuna(2)                          Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
P. Lyman Foster(2)                            Senior Vice President                 None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Luiggino J. Galleto                           Vice President                        None
10302 Riesling Court
Charlotte, NC 28277
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Lucio Giliberti                               Vice President                        None
6 Cyndi Court
Flemington, NJ 08822
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Raquel Granahan(2)                            Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Ralph Grant(2)                                Senior Vice President                 None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Michael D. Guman                              Vice President                        None
3913 Pleasant Avenue
Allentown, PA 18103
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Clifford W. Heidinger                         Vice President                        None
90 Gates Street
Portsmouth, NH 03801
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Phillipe D. Hemery                            Vice President                        None
184 Park Avenue
Rochester, NY 14607
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Elyse R. Jurman Herman                        Vice President                        None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Wendy G. Hetson                               Vice President                        None
4 Craig Street
Jericho, NY 11753
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
William E. Hortz(2)                           Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Edward Hrybenko(2)                            Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Brian F. Husch(2)                             Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Kathleen T. Ives(1)                           Vice President                        Assistant Secretary
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Eric K. Johnson                               Vice President                        None
28 Oxford Avenue
Mill Valley, CA 94941
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Mark D. Johnson                               Vice President                        None
15792 Scenic Green Court
Chesterfield, MO 63017
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
John S. Kavanaugh                             Vice President                        None
2 Cervantes, Apt. #301
San Francisco, CA 94123
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Christina J. Keller(2)                        Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Brian G. Kelly                                Vice President                        None
60 Larkspur Road
Fairfield, CT 06430
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Michael Keogh(2)                              Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Lisa Klassen(1)                               Assistant Vice President              None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Richard Klein                                 Senior Vice President                 None
4820 Fremont Avenue So.
Minneapolis, MN 55409
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Richard Knott(2)                              Senior Vice President                 None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Dean Kopperud(2)                              Senior Vice President                 None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Brent A. Krantz                               Senior Vice President                 None
P. O. Box 1313
Seahurst, WA 98062
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
David T. Kuzia                                Vice President                        None
9697 S. Golden Eagle Dr.
Highlands, CO 80126
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Tracey Lange(2)                               Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Paul R. LeMire                                Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Evan M. Lereah                                Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Dawn Lind                                     Vice President                        None
21 Meadow Lane
Rockville Centre, NY 11570
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Malissa Lischin(2)                            Assistant Vice President              None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
James V. Loehle                               Vice President                        None
30 Wesley Hill Lane
Warwick, NY 10990
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Montana Low                                   Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
John J. Lynch                                 Vice President                        None
5341 Ellsworth
Dallas, TX 75206
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Craig Lyman                                   Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Mark Macken                                   Vice President                        None
462 Lincoln Avenue
Sayville, NY 11782
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Michael Magee(2)                              Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Steven C. Manns                               Vice President                        None
1941 W. Wolfram
Chicago, IL 60657
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Todd A. Marion                                Vice President                        None
3 St. Marks Place
Cold Spring Harbor, NY 11724
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
LuAnn Mascia(2)                               Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Theresa-Marie Maynier                         Vice President                        None
2421 Charlotte Drive
Charlotte, NC 28203
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Anthony P. Mazzariello                        Vice President                        None
704 Beaver Road
Leetsdale, PA 15056
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
John C. McDonough                             Vice President                        None
3812 Leland Street
Chevy Chase, MD 20815
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Kent C. McGowan                               Vice President                        None
18424 12th Avenue West
Lynnwood, WA 98037
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Daniel Melehan                                Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Mark Mezzanotte                               Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Robert Moser                                  Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
John V. Murphy(2)                             Director                              President
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Wendy Jean Murray                             Vice President                        None
32 Carolin Road
Upper Montclair, NJ 07043
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Christina Nasta(2)                            Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Kevin P. Neznek(2)                            Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Chad V. Noel                                  Vice President                        None
2408 Eagleridge Drive
Henderson, NV 89014
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Bradford Norford                              Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Raymond C. Olson(1)                           Assistant Vice President & Treasurer  None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Alan Panzer                                   Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Brian C. Perkes                               Vice President                        None
8734 Shady Shore Drive
Frisco, TX 75034
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Charles K. Pettit                             Vice President                        None
22 Fall Meadow Drive
Pittsford, NY 14534
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Gazell Pettway                                Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
William Presutti                              Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Elaine Puleo-Carter(2)                        Senior Vice President                 None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Christopher L. Quinson                        Vice President                        None
19 Cayuga Street
Rye, NY 10580
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Minnie Ra                                     Vice President                        None
100 Dolores Street, #203
Carmel, CA 93923
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Gary D. Rakan                                 Vice President                        None
25031 Woodridge Triangle
Farmington, MI 48335
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Dusting Raring                                Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Michael A. Raso                               Vice President                        None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Douglas Rentschler                            Vice President                        None
677 Middlesex Road
Grosse Pointe Park, MI 48230
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Ruxandra Risko(2)                             Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
David R. Robertson(2)                         Senior Vice President                 None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Kenneth A. Rosenson                           Vice President                        None
24753 Bantage Point Terr.
Malibu, CA 90265
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
James H. Ruff(2)                              President & Director                  None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
William R. Rylander                           Vice President                        None
85 Evergreen Road
Vernon, CT 06066
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Thomas Sabow(2)                               Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
John Saunders                                 Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Tonya Sax                                     Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Alfredo Scalzo                                Vice President                        None
9616 Lake Chase Island Way
Tampa, FL 33626
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Thomas Schmitt                                Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Eric Sharp                                    Vice President                        None
862 McNeill Circle
Woodland, CA 95695
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Debbie Simon(2)                               Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Douglas Bruce Smith                           Vice President                        None
808 South 194th Street
Seattle,WA 98148
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Bryan Stein(2)                                Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
John Stoma(2)                                 Senior Vice President                 None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Brian C. Summe                                Vice President                        None
239 N. Colony Drive
Edgewood, KY 41017
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Michael Sussman(2)                            Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
George T. Sweeney                             Senior Vice President                 None
5 Smoke House Lane
Hummelstown, PA 17036
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
James Taylor(2)                               Assistant Vice President              None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Martin Telles(2)                              Senior Vice President                 None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
David G. Thomas                               Vice President                        None
1328 N. Cleveland Street
Arlington, VA 22201
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Bryan K.Toma                                  Vice President                        None
14575 S. Gallery
Olathe, KS 66062
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Floyd A. Tucker                               Vice President                        None
1930 W. Barry Ave., #2
Chicago, IL 60657
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Mark Vandehey(1)                              Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Vincent Vermete                               Assistant Vice President              None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Kenneth Ward                                  Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Teresa Ward(1)                                Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Michael J. Weigner                            Vice President                        None
4905 W. San Nicholas Street
Tampa, FL 33629
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Donn Weise                                    Vice President                        None
3249 Earlmar Drive
Los Angeles, CA 90064
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Catherine White(2)                            Assistant Vice President              None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Thomas Wilson(2)                              Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Donna Winn(2)                                 Senior Vice President                 None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Philip Witkower(2)                            Senior Vice President                 None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Cary Patrick Wozniak                          Vice President                        None
18808 Bravata Court
San Diego, CA 92128
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
John Young                                    Vice President                        None
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Gregor D. Yuska                               Vice President                        None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
--------------------------------------------- ------------------------------------- --------------------------------
--------------------------------------------- ------------------------------------- --------------------------------
Robert G. Zack(2)                             General Counsel & Director            Secretary
--------------------------------------------- ------------------------------------- --------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

     The  accounts,  books and other  documents  required  to be  maintained  by
Registrant  pursuant to Section 31(a) of the Investment  Company Act of 1940 and
rules promulgated thereunder are in the possession of OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                                    SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement  pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of New  York  and  State of New York on the 19th day of
September, 2003.

                                       OPPENHEIMER MONEY MARKET FUND, INC.

                                     By: /s/ John V. Murphy*
                                 ----------------------------------------------
                                     John V. Murphy, President,
                                    Principal Executive Officer & Director

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                         Title                         Date
----------                          -----                        ----

/s/ Clayton K. Yeutter*           Chairman of the
------------------------          Board of Directors       September 19, 2003
Clayton K.Yeutter

/s/ Donald W. Spiro*             Vice Chairman of the      September 19, 2003
------------------------         Board and Directors
Donald W. Spiro

/s/ John V. Murphy*             President, Principal
-----------------------         Executive Officer          September 19, 2003
John V. Murphy                  & Director

/s/ Brian W. Wixted*            Treasurer, Principal       September 19, 2003
-------------------------       Financial and
Brian W. Wixted                 Accounting Officer

/s/ Robert G. Galli*            Director                   September 19, 2003
--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*       Director                   September 19, 2003
----------------------
Phillip A. Griffiths

/s/ Joel W. Motley*            Director                   September 19, 2003
--------------------
Joel W. Motley

/s/ Kenneth A. Randall*        Director                   September 19, 2003
-------------------------
Kenneth A. Randall

/s/ Edward V. Regan*           Director                   September 19, 2003
-----------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*  Director                   September 19, 2003
----------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
    -----------------------------------------
    Robert G. Zack, Attorney-in-Fact

                                        OPPENHEIMER MONEY MARKET FUND, INC.

                                          Post-Effective Amendment No. 66

                                        Registration Statement No. 2-49887

                                                   EXHIBIT INDEX
                                                   -------------

Exhibit No.                Description
-----------                -----------

23(d)                    Amended and Restated Investment Advisory Agreement
                         dated December 12, 2002

23(j)                     Independent Auditors' Consent